As filed with the SEC on April 28, 2023
Registration No. 333‑127346
Registration 811‑06388

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.

Post-Effective Amendment No. 22	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 108	☒
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)

640 Fifth Ave
New York, New York 10019
(Address of depositor’s principal executive offices)
Depositor’s telephone number: 1‑800‑544‑8888
GERALD W. PATTERSON
President
Empire Fidelity Investments Life Insurance Company
640 Fifth Avenue
New York, New York 10019
(Name and address of agent for service)

Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 29, 2023, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on (date), pursuant to paragraph (a) (1) of rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PROSPECTUS
April 29, 2023
Personal Retirement Annuity
Issued by Empire Fidelity Investments Life Insurance Company®
(“EFILI”)
Introduction:
The Personal Retirement Annuity (“PRA”) is an individual, deferred, flexible premium variable annuity contract issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”, the “Company”, “we”, or “us”). The Contract is designed to be purchased with after‑tax money by individual investors who desire to accumulate capital on a tax‑deferred basis for retirement or other long-term purposes. Money may be directed to one or more of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”).
You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Important Disclosures:
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. If it is a replacement Contract, you have 60 days after you receive it from us to cancel your Contract. Upon cancellation, you will receive a refund of your Initial Purchase Payment, plus or minus the investment performance of your Contract. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

GLOSSARY
Accumulation Phase - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.
Accumulation Unit - A unit of interest in a Subaccount.
Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.
Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.
Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner’s 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.
Base Contract Expenses - also referred to as “Contract Charges” - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.
Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.
Code - The Internal Revenue Code of 1986, as amended.
Contract - The annuity contract described in this prospectus.
Contract Anniversary - The same month and day as the Contract Date in each later year.
Contract Date - The date your Contract becomes effective. We show this date in your Contract.
Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.
Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.
Death Benefit - A benefit equal to the Contract Value that applies if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.
Exchanges - Transfers of values among the Subaccounts.
Free Look Period - The limited period of time after you purchase your Contract that you can cancel it and return it for a refund.
Funds - The mutual fund portfolios in which the Subaccounts invest.
Income Phase - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.
Non‑qualified Annuity - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Owner(s) - also “You” or “you” - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.
Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.
Subaccounts - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.
Total Return - A measure of the investment performance for a Subaccount from one Valuation Period to the next.
Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.
Variable Account - Empire Fidelity Investments Variable Annuity Account A.
You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.			Fee Tables
Ongoing Fees and Expenses (“Annual charges”)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.25%[1,2]	0.25%[1,2]
	Subaccounts (Fund fees and expenses)	0.10%[3]	1.77%[3]

1 As a percentage of the average Contract Value.
[2] You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.
3 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $336	Highest Annual Cost $1,792
	Assumes	Assumes

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Least expensive combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Most expensive combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

Risks			Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.		1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.		1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s)
•  Performance will vary based on the performance of the Subaccount(s) you select.
•  Each Subaccount will have its own unique risks.
•  You should review each Fund’s prospectus carefully before making an investment decision.
1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Insurance Company Risks	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 8, 2023.		1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

Restrictions		Location in Prospectus
Investments
•  During all or part of the Free Look Period, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
3(a). Purchase of a Contract 5(a). General Procedures for Making Exchanges 5(f). EFILI Policies Regarding Frequent Trading 11(a). Changes in Subaccounts

Taxes		Location in Prospectus
Tax Implications
•  The Contracts are not offered in connection with Individual Retirement Accounts (“IRAs”) or qualified plans of any kind.

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
1. Principal Risks of Investing in the Contract 3(a). Purchase of a Contract 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

OVERVIEW OF THE CONTRACT
What is this Contract designed to do and who could it be appropriate for?
PRA is designed to provide long-term, tax‑deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax‑deferred basis, are already maximizing contributions to employer sponsored plans and IRA accounts and have a long-term investment horizon.
If you elect to pay advisory fees from the Contract to a third-party investment advisory firm, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. See 1. Principal Risks of Investing in the Contract.
How do I accumulate assets in this contract and receive income from the Contract?
Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase
To help you accumulate assets, you invest your Purchase Payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

•	Income Phase
During the Income Phase, the Contract pays a stream of guaranteed income payments to the Annuitant(s) beginning on the Annuity Date. For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both Owners are alive on the Annuity Date or (2) one Owner is alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. However, Owners have no rights once annuity income payments begin.
Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. To provide annuity income, on the Annuity Date all Accumulation Units in the Subaccounts are redeemed and the money is transferred to our general account. Thereafter, the Contract’s Death Benefit terminates and there is no ability to make withdrawals.
What are the other primary features of the Contract?
Other primary contract features:

•
Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59 1⁄2 may be subject to a tax penalty equal to 10% of the amount treated as taxable income).

•
Tax treatment: You can Exchange money between Subaccounts without tax implications, and earnings (if any) on your investments are generally tax‑deferred. Earnings, if any, are taxed as ordinary income when received in the form of a withdrawal, annuity income payment, or other form of distribution.

•
Death benefit: Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the Owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

•
Automatic Annuity Builder: At no additional charge, you may use Automatic Annuity Builder to make periodic, pre‑authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account.

•
Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix.

•
Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

FEE TABLES
The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts.

Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing this will not count against the six‑day limit.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1,2] (as a percentage of the average Contract Value)	0.25%

[1]
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

[2]
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (See 8(b). Automatic Contract Charge Reduction). Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses)	0.10%	1.77%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b‑1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.29%[2]

[2]	This reflects temporary reductions to Fund expenses.
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$2,050	$6,335	$10,880	$23,480
1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss: You can lose money by investing in the Contract. The value of the money you invest in any Subaccount will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.
Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.
Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.
Not appropriate for Certain Individuals: Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax‑deferred savings vehicles and are seeking additional opportunities to invest long-term on a tax‑deferred basis. The contract is generally not appropriate for investors who have not maximized contributions to other traditional tax‑deferred savings vehicles available to them, such as individual retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax‑deferral, but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax‑deferred savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).
Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. EFILI has adopted policies designed to discourage frequent trading. See 5. Making Exchanges among Subaccounts for more information.
Insurance Company Risks: The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to meet its obligations – annuity income payments guaranteed under the Contract could be especially at risk.
Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms: You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS
2(a). EFILI and the Variable Account
EFILI: The Contract is issued by EFILI. EFILI is part of Fidelity Investments, a group of companies that provides investment management and other financial services. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. The lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 8, 20231. EFILI’s principal executive offices are located at 640 Fifth Ave, New York, New York 10019. The address of EFILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.
The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.
Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).
2(b). The Funds
Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open‑end management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor; however, the performance of such funds may differ significantly.
EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds for customer service, distribution, and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.
Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.
Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1‑800‑634‑9361 or visiting www.fidelity.com/FPRAreports.
2(c). Selling the Contracts
Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.
We pay FIA first year compensation of not more than 3% of the Purchase Payments received for marketing and distribution.
2(d). Legal Proceedings
Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASING AND CONTRIBUTING TO A CONTRACT
3(a). Purchase of a Contract
Application and Initial Purchase Payment: You must complete an application to purchase any Contract.
You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.
To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.
For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, all Owners must be age 85 or younger upon purchase. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, the Annuitant(s) must be age 85 or younger upon purchase.
Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.
If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.
Replacement of Contracts: You can generally exchange a Non‑qualified Annuity contract for another in a “tax‑free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the Contract (that person will generally be compensated if you buy the Contract through an exchange or otherwise).
Verification of Your Identity: To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your Contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.
Free Look Privilege: When this Contract is issued, you have 10 days after you receive it from us to examine it (the “Free Look Period”). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can cancel the Contract for any reason during the Free Look Period by returning it to us at our Annuity Service Center. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your Free Look Period ends on a non‑business day, the next business day will be used.
3(b). Special Ownership Considerations
1035 Exchanges of Beneficiary Inherited Annuity Contracts: If you are a non‑spouse beneficiary of a non‑qualified deferred annuity contract issued by another insurance company (“Source Contract”), you may purchase a Personal Retirement Annuity Contract via a tax‑free exchange pursuant to Section 1035 of the Code provided:

•	The original owner of the Source Contract is deceased;

•	You exchange one hundred percent (100%) of your interest in the Source Contract;

•	You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations (“Stretch Payments”), and have not yet started such payments; and

•	You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.
The non‑spouse beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your Beneficiary(ies) will be paid his or her share of the Contract Value in a single lump‑sum payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).
Contracts Owned by Trusts: As a general rule, Contracts owned by “nonnatural persons” such as trusts, are not treated as annuity contracts for federal tax purposes. See Nonnatural Owner under 9(b). Taxation of Non‑qualified Annuities In General.
If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.
We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.
The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.
Contracts Owned Under UGMA/UTMA Arrangements: A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor’s estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian’s responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor. If the Contract is not reregistered prior to the applicable date, we may restrict activity in the account.
3(c). Purchase Payments
Contributing to a Contract: You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own. You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder under 4. Benefits Available Under the Contract.
You may make a telephone, mail, or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.
An additional Purchase Payment that you invest in any Subaccount(s) will be credited to your Contract based on the next computed Accumulation Unit Value(s) for those Subaccount(s) after we receive your payment at our Annuity Service Center. See Accumulation Units below.
We may limit the amount of any Initial or Additional Purchase Payment. We also reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.
We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 10(k). Special Provisions For Sales Under Sponsored Arrangements.
Investment Allocation of Your Purchase Payments: You choose how to allocate your Purchase Payments among the Subaccounts and the percentage to be allocated to each.
For the Initial Purchase Payment, you choose the allocation on the application.
For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.
Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.
Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount. Withdrawals from the Contract, including any withdrawals you take to pay advisory fees to a third-party investment advisory firm, will result in the cancellation of Accumulation Units.
For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:
(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;
(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;
(c) Is the sum of:
(1) The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;
PLUS
(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.
For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.
Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers: If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Subaccounts at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Subaccounts in which you are invested. If there is not sufficient value in the Subaccounts we may take legal action against you to recover any remaining losses we have incurred. Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

4. BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None
There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third- party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre‑authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.

Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.

Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Death Benefit:
What is the Death Benefit?
The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.
The Contract does not guarantee a minimum Death Benefit.
Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Who has the right to the Death Benefit?
The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that EFILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract. See 10(f). Abandoned Property.
No restrictions

Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

Settlement Option	Description	Beneficiary Restrictions

Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.	Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner (for trust owned Contracts, Beneficiary must not be a spouse of the deceased Annuitant)
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 90th birthday.

Beneficiary must be spouse of deceased Owner (for trust owned Contracts, Beneficiary must be a spouse of the deceased Annuitant)

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

How are Beneficiaries designated in the Contract?
The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.
Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).
Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.
What is the process for claiming the Death Benefit?
Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.
At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.
Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.
If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.
If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.
Automatic Annuity Builder
An optional benefit you may elect for no additional charge, Automatic Annuity Builder allows you to make periodic, pre‑authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre‑authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.
Dollar Cost Averaging
An optional benefit you may elect for no additional charge, Dollar Cost Averaging allows you to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.
You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.
If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.
You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.
Automatic Rebalancing
An optional benefit you may elect for no additional charge, Automatic Rebalancing can help you maintain your specified allocation mix among the Subaccounts. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.
You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the day scheduled for the reallocation, the reallocation will take place on the next day the New York Stock Exchange is open for trading.
Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.
Systematic Withdrawal Program
An optional benefit you may elect for no additional charge, our Systematic Withdrawal Program allows you to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Subaccounts in accordance with EFILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts.
If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.
You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.
Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.
5. MAKING EXCHANGES AMONG SUBACCOUNTS
5(a). General Procedures for Making Exchanges
Before the Annuity Date, you may make transfers of money (“Exchanges”) among the Subaccounts by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Transaction Expenses in Fee Tables.
Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.
5(b). Making Exchanges by Telephone or Internet
We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.
5(c). Effective Date of Exchanges Among Subaccounts
Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.
5(d). Market Timing
Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.
To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.
5(e). Short-Term Trading Risk
Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.
The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c‑2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.
As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.
5(f). EFILI Policies Regarding Frequent Trading
EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.
Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.
Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.
In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.
5(g). Frequent Trading Monitoring and Restriction Procedures
EFILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90‑day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12‑month period.
Owners with two or more roundtrip transactions in one Subaccount within a rolling 90‑day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.
In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12‑month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade

Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted, and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.
EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.
Exceptions. EFILI has approved the following exceptions to the frequent trading policy:
(1) Transactions in the Government Money Market Subaccount;
(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward a Subaccount’s roundtrip limits;
(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.
EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.
6. MAKING WITHDRAWALS
6(a). General Withdrawal Procedures
Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.
You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.
If you request a partial withdrawal in an amount that is less than the total you have in all the Subaccounts, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.
You may request partial withdrawals by providing instructions to the Annuity Service Center. Partial withdrawals will reduce the Contract Value and Death Benefit.
You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program in 3(b). Benefits Available Under the Contract.
The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2. See 9. Tax considerations.
For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.
Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld. We may defer payment from the Subaccount for longer than seven days under certain limited circumstances. See 10(j). Postponement of Payment.
7. INCOME PHASE
7(a). Annuity Date
When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner’s 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner’s 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.
7(b). Annuity Income
Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.
In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code (see Death Benefit in 4. Benefits Available Under the Contract), and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.
The Contract has only one annuity income payout option. Under this option, annuity income payments

•	are paid on a monthly basis;

•	are fixed in amount, meaning the payment amount does not fluctuate; and

•	continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.
Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.
The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.
Before the Annuity Date you may withdraw all of your Contract Value to make a tax‑free exchange in which you purchase any immediate annuity contract we then offer.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay the Annuitant or Annuitants the Contract Value in a lump sum instead of providing monthly annuity income.
To provide annuity income, on the Annuity Date, all Accumulation Units in the Subaccounts will be redeemed and the money will be transferred to our general account. Thereafter, all money used to support annuity income payments will be held in our general account. In addition, the Contract’s Death Benefit will terminate and there will be no ability to make withdrawals.
The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)	The guaranteed annuity income purchase rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.
The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.
Contracts with No Annuitants on the Annuity Date: If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.
Contracts with One Annuitant on the Annuity Date: If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant’s death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.
If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at an interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
Contracts with Two Annuitants on the Annuity Date: If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.
Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.
The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
8. CURRENT CHARGES AND OTHER DEDUCTIONS
8(a). Transaction Charges
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. See Fee Tables.
8(b). Base Contract Expenses
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.
Mortality and Expense Risk Charge: We assess a daily charge against each Contract’s assets at an effective annual rate of 0.20%. This charge is 0.05% for (1) Contracts purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, and (2) Contracts that are converted to the lower Contract Charges following the Contract Date. See 8(c) below.
The risks we bear are mortality and expense risks. The mortality risk we bear is the risk that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.
Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.
8(c). Automatic Contract Charge Reduction
If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges (“Automatic Contract Charge Reduction”). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•	The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•	The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•
We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units under 3(c). Purchase Payments.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.
8(d). Premium Taxes
We generally deduct a charge equal to any premium tax that New York requires us to pay in connection with your Contract at the time we are required to pay it. As of the date of this prospectus, New York does not impose a premium tax.
8(e). Funds’ Expenses
Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.
8(f). Other Taxes
We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See 9(d). EFILI’s Tax Status.
8(g). Deduction of Advisory Fees
If you have authorized a third-party investment advisory firm (the “Advisor”) to make withdrawals from the Contract of the Advisor’s fees, we will make such withdrawals upon receiving from the Advisor our required Advisor payment form properly completed at our Annuity Service Center. To authorize an Advisor to make withdrawals from the Contract, you must first complete our required authorization form. You or your Advisor can terminate the authorization at any time by notifying us in writing or via phone at our Annuity Service Center. In addition, Fidelity reserves the right to terminate such authorization at any time.
EFILI does not pay commissions to any Advisor that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor.
As with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. We encourage Owners to discuss with their Advisor the impact of deducting advisory fees from the Contract prior to making any election.
We require the Advisor to complete our required payment form each and every time an advisory fee payment is requested from the Contract. We do not allow Advisors to schedule systematic / ongoing advisory fee payments from the Contract.
When requesting a withdrawal from the Contract for advisory fees, we require Advisors to specify the withdrawal amount as a percentage of Contract Value or as a dollar amount. The withdrawal will be taken from the Subaccounts on a prorated basis unless the Advisor specifies the dollar amounts to be withdrawn from each Subaccount. A withdrawal to pay advisory fees will not be permitted if it would reduce the Contract Value below $2,500. Questions about the basis upon which your Advisor calculates their advisory fee should be directed to your Advisor.
Please note that although we permit you to authorize an Advisor to make asset allocation decisions and request other transactions within the Contract on your behalf, including withdrawals to pay the Advisor’s fees, individuals employed by any such Advisor are:

•	not licensed agents of Fidelity Investments or any of its affiliates, and

•	do not receive commissions from Fidelity Investments or any of its affiliates in connection with sales of the Contract.
You can purchase and own this Contract without hiring or paying advisory fees to an Advisor.
Pursuant to an IRS Private Letter Ruling issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if:

•
the fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided, and

•	all the other conditions set out in the IRS Private Letter Ruling are met.
However, Fidelity has no responsibility or liability (i) to determine whether the instructions received from the Advisor are in compliance with the agreement between Owner(s) and Advisor, and (ii) to verify that the amount of Fees complies with the IRS Private Letter Ruling. Advisory fees paid from the Contract that are in excess of the maximum amount or that do not meet any of the other conditions set out in the IRS Private Letter Ruling may be subject to federal and state income taxes and a 10% federal penalty tax. See Third-Party Investment Advisory Fees under 9(c) for more information.
9. TAX CONSIDERATIONS
9(a). Introduction
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.
This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due. You should seek competent tax advice on such matters pertaining to you.
In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.
9(b). Taxation of Non‑qualified Annuities in General
Tax Deferral During Accumulation Phase: Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:
(1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).
Diversification Requirements: The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.
Ownership Treatment: In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.
We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.
Nonnatural Owner: As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to “nonnatural” persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.
Delayed Annuity Commencement Dates: On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner’s 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.
However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.
The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

9(c). Tax Consequences to Investors
Taxation of Partial and Complete Withdrawals: Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non‑taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.
If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.
Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions below. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.
Taxation of Annuity Income Payments: Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.
Annuity income payments may be subject to federal income tax withholding requirements.
Distribution and Taxation of Proceeds: Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non‑natural person. Such proceeds are includible in income as follows:
(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or
(2) if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option (see Death Benefit under 4. Benefits Available Under the Contract), they are taxed generally in the same manner as annuity income payments, as described above.
After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:
(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.
Proceeds payable on death may be subject to federal income tax withholding requirements.
3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of
(1) the taxpayer’s “net investment income,” (from Non‑qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).
“Net investment income” in item 1 does not include distributions from tax‑qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Penalty Tax on Premature Distributions: In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:
(1) is made on or after the taxpayer attains age 59 1⁄2;
(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
(3) is attributable to the Owner’s becoming disabled (as defined in the tax law);
(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);
(5) is made under an immediate annuity contract (as defined in the tax law); or
(6) satisfies some other exception to this 10% penalty tax.
We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1⁄2.
Third-Party Investment Advisor Fees: Pursuant to an IRS Private Letter Ruling (“PLR”) issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if all of the following conditions are met:
(1) The Owner authorizes the fees to be paid to the Advisor from the Contract’s cash value;
(2) The amount of the fees has been determined from a negotiation between the Owner(s) and the Advisor in which each is acting in its own best interest (i.e., an “arm’s length transaction”);
(3) The fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided;
(4) The fees are only for investment advice provided by the Advisor to the Owner(s) with respect to the Contract;
(5) The fees do not result in any fee reduction related to any other asset or service;

(6) The Owner(s) do not direct payment of the fees for any other purpose or to any other person or entity; and
(7) The Advisor does not receive a commission from Fidelity for the sale of the Contract.
A PLR is based on a specific set of facts and is issued to a specific taxpayer. While a PLR may be an indication of the IRS’s current position on an issue, a PLR can be used as precedent only under limited circumstances. Note – even if EFILI does not treat withdrawals taken to pay advisory fees as taxable distributions, federal and/or state taxing authorities could determine such fees should be treated as taxable distributions. If deemed to be a taxable distribution, the withdrawal to pay advisory fees may be subject to federal and state income taxes and a 10% penalty tax. In addition, as with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit. Any legal questions should be directed at your legal counsel as EFILI and its affiliates do not provide legal advice.
Aggregation of Contracts: In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Contracts: We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts under 9(c). Tax Consequences to Investors.
In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.
After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.
Transfers of a Contract: A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.
Taxation of Contracts Owned Under UGMA/UTMA Arrangements: In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.

9(d). EFILI’s Tax Status
EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
10. MORE INFORMATION ABOUT THE CONTRACT
You should also be aware of the following important provisions of your Contract.
10(a). Contract Rights
Owner(s): Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint ownership by husband and wife”.
Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Subaccounts. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.
After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.
For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.
There may be special income tax issues if you make an assignment to a person who is not your spouse.
Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.
If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Death Benefit under 4. Benefits Available Under the Contract.

Annuitant(s): You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.
If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.
Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.
The amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and sex. If an Annuitant’s age or sex has been misstated, we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.
If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.
If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.
Beneficiary(ies): The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate. For more details on the Contract rights and provisions applicable to Beneficiaries, see Death Benefit under 4. Benefits Available Under the Contract.
10(b). Termination
To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days’ notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.
10(c). Assignment
You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center. Assignments may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

10(d). Notification of Death
If there are two Owners, the survivor is responsible for informing us of the other Owner’s death.
Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant’s death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant’s death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.
10(e). Proof of Survival
If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.
10(f). Abandoned Property
State regulations require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment, we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death, we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five-year distribution period as described in the Contract to withdraw the Contract Value.
10(g). Reports to Owners
Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.
You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.
Shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Contract owners have access to their contract information online at Fidelity.com.
10(h). Signature Guarantee or Customer Authentication
Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:
1. Loss of account ownership;
2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.
10(i). Non‑Participating Contract
The Contract is “non‑participating”, meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.
10(j). Postponement of Payment
In conformity with the 1940 Act, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.
We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.
10(k). Special Provisions for Sales Under Sponsored Arrangements
We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.
10(l). Written Requests Received at the Company
Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:
1. The original request is physically received at the Annuity Service Center; or
2. An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.
All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.
11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS
11(a). Changes in Subaccounts
We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.
11(b). Voting Rights
We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.
If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.
Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub‑classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.
Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
11(c). Resolving Material Conflicts
The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.
Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FPRAreports. You can also request this information at no cost by calling 1‑800‑634‑9361 or by sending an email request to filifunddocuments@fidelity.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
				1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.92%	*	-15.99%	3.34%	4.90%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%		-15.00%	3.67%	5.57%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%		-16.93%	4.65%	7.03%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%		-18.03%	7.13%	8.82%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%		-13.19%	—	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%		-38.17%	4.01%	6.93%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%	-34.70%	5.89%	10.70%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	-0.69%	7.01%	9.87%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	-26.38%	8.57%	11.34%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	-18.29%	4.60%	8.85%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%	-20.88%	10.19%	12.37%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.99%	-20.20%	1.64%	4.54%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%	63.13%	7.11%	4.72%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	-5.02%	8.07%	10.10%
Seeks to provide investment results that correspond to the total return of stocks of mid‑ to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	-18.13%	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
				1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Financials Portfolio† Adviser: Fidelity Management & Research Company LLC	0.73%		-8.37%	6.77%	11.01%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%		-0.46%	3.14%	—
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	*	-9.60%	1.94%	2.94%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	*	—	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	*	—	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	*	-13.94%	3.82%	5.69%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	*	-15.06%	4.37%	6.66%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	*	-15.67%	4.93%	7.43%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%	*	-17.07%	5.71%	8.77%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.27%		1.42%	1.07%	0.62%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	-24.50%	12.34%	14.72%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	-5.01%	8.77%	11.49%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	-38.20%	13.00%	15.00%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	-12.49%	10.41%	14.97%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	-11.46%	1.09%	2.94%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%	-10.42%	5.03%	9.95%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.90%	-26.45%	3.20%	7.16%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	-16.02%	—	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.43%	-12.96%	0.61%	1.50%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2005 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	-12.40%	2.26%	4.04%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	-13.50%	2.76%	4.89%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.48%	-14.58%	3.26%	5.47%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%	-15.83%	3.67%	6.00%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	-16.45%	4.06%	6.72%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	-16.91%	4.55%	7.42%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	—	—	—

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	—	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	—	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP Investor FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	—	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Investor Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.39%	-12.03%	1.94%	3.12%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.76%	-9.91%	4.76%	7.09%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	-14.83%	5.87%	9.87%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.84%	-24.54%	2.53%	5.67%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	-27.58%	1.62%	5.03%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	-11.33%	1.32%	2.43%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
				1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%		-35.87%	13.56%	16.99%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%		-19.22%	—	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%		5.39%	10.54%	11.27%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%		-4.13%	8.51%	11.02%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%		-7.11%	8.29%	10.13%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.76%		-9.75%	-0.58%	0.06%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	0.98%		-21.88%	1.69%	5.67%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%		-14.96%	-2.95%	0.13%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%	*	-18.74%	-2.23%	0.06%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
				1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	*	-25.08%	-2.71%	0.59%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%	*	-16.94%	1.91%	4.10%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	1.29%	*	8.61%	7.03%	-1.56%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.67%		-5.74%	0.08%	0.42%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.77%		-11.90%	1.96%	0.90%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.67%		-14.30%	-0.18%	0.92%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.77%	*	‑4.95%	-2.32%	-0.78%
Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
†	Prior to April 28, 2023, the fund was named Fidelity® VIP Financial Services Portfolio.

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 29, 2023. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1‑800‑544‑2442.
Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000024026
PRA‑PRO‑0423
1.819863.123

PERSONAL RETIREMENT ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2023

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company® (the “Company”) through its Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 29, 2023 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

PRA-PTB-0423

1.819864.121

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The EFILI Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2022	$774,318	$774,318
2021	$1,306,709	$1,306,709
2020	$986,070	$986,070

EFILI does not pay commissions to any third-party investment advisory firm (the “Advisor”) that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay the Advisor. Please note that you can purchase and own this Contract without hiring or paying advisory fees to an Advisor.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

3

EXPERTS

The financial statements of the Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2022 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity(R) Investments Variable Annuity Account A Annual Report December 31, 2021 Empire Fidelity Investments Life Insurance Company(R)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments	$24,234	$216,581	$4,256	$27,139	$40,511	$55,573	$57,596	$53,076

Receivable from EFILI	—	—	2	—	—	—	6	1

Total Assets	24,234	216,581	4,258	27,139	40,511	55,573	57,602	53,077

Liabilities:

Payable to EFILI	—	1	—	—	9	—	—	—

	$24,234	$216,580	$4,258	$27,139	$40,502	$55,573	$57,602	$53,077

Net Assets:

Fidelity Retirement Reserves	23,866	—	3,555	—	37,135	—	54,783	—

Fidelity Income Advantage	368	—	703	—	3,367	—	2,819	—

Fidelity Personal Retirement	—	215,734	—	27,139	—	55,573	—	53,077

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	846	—	—	—	—	—	—

Total net assets	$24,234	$216,580	$4,258	$27,139	$40,502	$55,573	$57,602	$53,077

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	1,132	—	64	—	225	—	210	—

Unit value	$21.08	$—	$55.69	$—	$165.17	$—	$260.60	$—

Fidelity Income Advantage:

Units outstanding	18	—	13	—	21	—	11	—

Unit value	$20.10	$—	$53.10	$—	$157.48	$—	$248.48	$—

Fidelity Personal Retirement:

Units outstanding	—	19,559	—	1,483	—	1,619	—	997

Highest value	$—	$11.85	$—	$25.80	$—	$52.41	$—	$78.28

Lowest Value	$—	$10.39	$—	$16.53	$—	$31.74	$—	$50.59

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	75	—	—	—	—	—	—

Highest value	$—	$9.50	$—	$—	$—	$—	$—	$—

Lowest value	$—	$9.03	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	15	—	—	—	—	—	—

Highest value	$—	$9.28	$—	$—	$—	$—	$—	$—

Lowest value	$—	$8.96	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments	$6,589	$18,540	$11,504	$59,176	$20,904	$22,790	$342,370	$6,322

Receivable from EFILI	—	—	5	—	2	—	—	—

Total Assets	6,589	18,540	11,509	59,176	20,906	22,790	342,370	6,322

Liabilities:

Payable to EFILI	—	—	—	—	—	—	8	12

	$6,589	$18,540	$11,509	$59,176	$20,906	$22,790	$342,362	$6,310

Net Assets:

Fidelity Retirement Reserves	6,318	—	10,035	—	20,015	—	49,991	6,091

Fidelity Income Advantage	271	—	1,474	—	891	—	3,334	219

Fidelity Personal Retirement	—	18,540	—	59,176	—	22,790	289,037	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$6,589	$18,540	$11,509	$59,176	$20,906	$22,790	$342,362	$6,310

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	106	—	234	—	286	—	403	121

Unit value	$59.42	$—	$42.95	$—	$69.92	$—	$124.04	$50.34

Fidelity Income Advantage:

Units outstanding	5	—	36	—	13	—	28	5

Unit value	$56.66	$—	$40.95	$—	$66.66	$—	$118.27	$48.00

Fidelity Personal Retirement:

Units outstanding	—	904	—	4,075	—	1,029	6,658	—

Highest value	$—	$27.75	$—	$16.68	$—	$28.82	$60.81	$—

Lowest Value	$—	$20.27	$—	$12.99	$—	$20.62	$41.74	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:
Investments	$10,339	$113,097	$169,788	$13,536	$266,472	$1,577	$10,846	$16,056
Receivable from EFILI	—	1	1	4	—	1	—	6

Total Assets	10,339	113,098	169,789	13,540	266,472	1,578	10,846	16,062

Liabilities:

Payable to EFILI	—	9	—	—	—	—	—	—

	$10,339	$113,089	$169,789	$13,540	$266,472	$1,578	$10,846	$16,062

Net Assets:

Fidelity Retirement Reserves	—	107,329	—	12,370	—	1,529	—	14,430

Fidelity Income Advantage	—	5,760	—	1,170	—	49	—	1,632

Fidelity Personal Retirement	10,339	—	169,789	—	214,676	—	10,846	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	51,796	—	—	—

Total net assets	$10,339	$113,089	$169,789	$13,540	$266,472	$1,578	$10,846	$16,062

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	766	—	265	—	29	—	244

Unit value	$—	$140.20	$—	$46.65	$—	$51.98	$—	$59.05

Fidelity Income Advantage:

Units outstanding	—	43	—	26	—	1	—	29

Unit value	$—	$133.68	$—	$44.48	$—	$50.00	$—	$56.30

Fidelity Personal Retirement:

Units outstanding	395	—	4,247	—	6,634	—	236	—

Highest value	$34.97	$—	$58.40	$—	$46.50	$—	$69.64	$—

Lowest Value	$24.26	$—	$38.69	$—	$29.46	$—	$44.32	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	1,388	—	—	—

Highest value	$—	$—	$—	$—	$40.41	$—	$—	$—

Lowest value	$—	$—	$—	$—	$23.63	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	681	—	—	—

Highest value	$—	$—	$—	$—	$39.55	$—	$—	$—

Lowest value	$—	$—	$—	$—	$23.08	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments	$34,095	$13,782	$53,464	$24,368	$54,232	$4,790	$18,509	$7,287

Receivable from EFILI	—	7	—	5	—	1	—	10

Total Assets	34,095	13,789	53,464	24,373	54,232	4,791	18,509	7,297

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$34,095	$13,789	$53,464	$24,373	$54,232	$4,791	$18,509	$7,297

Net Assets:

Fidelity Retirement Reserves	—	12,748	—	21,875	—	4,356	—	7,056

Fidelity Income Advantage	—	1,041	—	2,498	—	435	—	241

Fidelity Personal Retirement	34,095	—	53,464	—	54,232	—	18,509	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$34,095	$13,789	$53,464	$24,373	$54,232	$4,791	$18,509	$7,297

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	215	—	345	—	103	—	170

Unit value	$—	$59.42	$—	$63.47	$—	$42.14	$—	$41.51

Fidelity Income Advantage:

Units outstanding	—	18	—	41	—	11	—	6

Unit value	$—	$56.66	$—	$60.64	$—	$40.54	$—	$39.75

Fidelity Personal Retirement:

Units outstanding	834	—	933	—	1,624	—	501	—

Highest value	$56.71	$—	$97.71	$—	$53.16	$—	$74.63	$—

Lowest Value	$38.57	$—	$52.77	$—	$30.15	$—	$35.68	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class

Assets:

Investments	$17,683	$18,816	$80,511	$7,367	$29,035	$12,730	$63,661	$1,036

Receivable from EFILI	—	3	—	2	1	3	—	—

Total Assets	17,683	18,819	80,511	7,369	29,036	12,733	63,661	1,036

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$17,683	$18,819	$80,511	$7,369	$29,036	$12,733	$63,661	$1,036

Net Assets:

Fidelity Retirement Reserves	—	18,056	—	6,471	—	12,141	—	987

Fidelity Income Advantage	—	763	—	898	—	592	—	49

Fidelity Personal Retirement	17,683	—	80,511	—	29,036	—	63,661	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$17,683	$18,819	$80,511	$7,369	$29,036	$12,733	$63,661	$1,036

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	259	—	178	—	175	—	43

Unit value	$—	$69.59	$—	$36.43	$—	$69.47	$—	$23.04

Fidelity Income Advantage:

Units outstanding	—	11	—	26	—	9	—	2

Unit value	$—	$66.65	$—	$34.89	$—	$66.53	$—	$22.07

Fidelity Personal Retirement:

Units outstanding	445	—	1,166	—	1,342	—	998	—

Highest value	$45.18	$—	$143.38	$—	$30.15	$—	$90.40	$—

Lowest Value	$36.63	$—	$62.45	$—	$20.48	$—	$62.36	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments	$16,983	$1,808	$15,218	$1,324	$16,022	$2,564	$15,276	$3,918

Receivable from EFILI	—	—	1	1	—	—	1	1

Total Assets	16,983	1,808	15,219	1,325	16,022	2,564	15,277	3,919

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$16,983	$1,808	$15,219	$1,325	$16,022	$2,564	$15,277	$3,919

Net Assets:

Fidelity Retirement Reserves	—	1,762	—	1,241	—	2,429	—	3,272

Fidelity Income Advantage	—	46	—	84	—	135	—	647

Fidelity Personal Retirement	16,983	—	15,219	—	16,022	—	15,277	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,983	$1,808	$15,219	$1,325	$16,022	$2,564	$15,277	$3,919

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	29	—	31	—	65	—	157

Unit value	$—	$59.83	$—	$40.12	$—	$37.35	$—	$20.89

Fidelity Income Advantage:

Units outstanding	—	1	—	2	—	4	—	32

Unit value	$—	$57.30	$—	$38.43	$—	$35.92	$—	$20.12

Fidelity Personal Retirement:

Units outstanding	632	—	398	—	404	—	646	—

Highest value	$51.03	$—	$61.76	$—	$70.90	$—	$53.92	$—

Lowest Value	$20.33	$—	$35.48	$—	$39.22	$—	$22.42	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class

Assets:

Investments	$53,511	$1,786	$27,633	$2,723	$27,883

Receivable from EFILI	—	1	—	1	—

Total Assets	53,511	1,786	27,633	2,724	27,883

Liabilities:

Payable to EFILI	—	—	—	—	—

	$53,511	$1,787	$27,633	$2,724	$27,883

Net Assets:

Fidelity Retirement Reserves	—	1,706	—	2,050	—

Fidelity Income Advantage	—	81	—	674	—

Fidelity Personal Retirement	53,511	—	27,633	—	27,883

Fidelity Freedom Lifetime	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—

Total net assets	$53,511	$1,787	$27,633	$2,724	$27,883

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	72	—	62	—

Unit value	$—	$23.59	$—	$33.05	$—

Fidelity Income Advantage:

Units outstanding	—	4	—	21	—

Unit value	$—	$22.78	$—	$31.91	$—

Fidelity Personal Retirement:

Units outstanding	3,103	—	1,077	—	741

Highest value	$21.38	$—	$48.67	$—	$66.83

Lowest Value	$14.88	$—	$24.16	$—	$34.53

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—

Units value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class

Assets:

Investments	$862	$3,107	$763	$2,127	$866	$5,002

Receivable from EFILI	—	—	—	—	—	—

Total Assets	862	3,107	763	2,127	866	5,002

Liabilities:

Payable to EFILI	—	—	—	—	—	—

	$862	$3,107	$763	$2,127	$866	$5,002

Net Assets:

Fidelity Retirement Reserves	862	—	763	—	866	—

Fidelity Income Advantage	—	—	—	—	—	—

Fidelity Personal Retirement	—	3,107	—	2,127	—	5,002

Fidelity Freedom Lifetime	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—

Total net assets	$862	$3,107	$763	$2,127	$866	$5,002

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	52	—	41	—	42	—

Unit value	$16.56	$—	$18.60	$—	$20.79	$—

Fidelity Income Advantage:

Units outstanding	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units outstanding	—	183	—	109	—	219

Highest value	$—	$18.35	$—	$23.44	$—	$26.65

Lowest Value	$—	$15.08	$—	$17.36	$—	$19.38

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Assets:

Investments	$1,024	$9,370	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Receivable from EFILI	—	1	—	—	—	—	—	—

Total Assets	1,024	9,371	1,929	15,606	1,751	17,046	1,334	21,357

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$1,024	$9,371	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Net Assets:

Fidelity Retirement Reserves	1,024	—	1,929	—	1,751	—	1,334	—

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	—	9,371	—	15,606	—	17,046	—	21,357

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$1,024	$9,371	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	46	—	83	—	69	—	51	—

Unit value	$22.28	$—	$23.26	$—	$25.21	$—	$26.27	$—

Fidelity Income Advantage:

Units outstanding	—	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units outstanding	—	415	—	639	—	641	—	768

Highest value	$—	$28.63	$—	$31.97	$—	$35.24	$—	$38.60

Lowest Value	$—	$20.56	$—	$22.09	$—	$24.05	$—	$25.89

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – Fundsmanager 20% Investor Class	VIP – Fundsmanager 50% Investor Class	VIP – Fundsmanager 60% Investor Class

Assets:

Investments	$1,131	$867	$2,150	$1,049	$23,041	$61,082	$141,764	$167,041

Receivable from EFILI	1	2	1	—	—	1	11	—

Total Assets	1,132	869	2,151	1,049	23,041	61,083	141,775	167,041

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$1,132	$869	$2,151	$1,049	$23,041	$61,083	$141,775	$167,041

Net Assets:

Fidelity Retirement Reserves	—	—	—	980	—	2,999	9,609	3,005

Fidelity Income Advantage	—	—	—	69	—	422	3,017	714

Fidelity Personal Retirement	—	—	—	—	23,041	57,223	125,414	102,288

Fidelity Freedom Lifetime	1,132	869	2,151	—	—	439	3,735	6,559

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	54,475

Total net assets	$1,132	$869	$2,151	$1,049	$23,041	$61,083	$141,775	$167,041

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	—	—	40	—	197	492	155

Unit value	$—	$—	$—	$24.40	$—	$15.24	$19.53	$19.42

Fidelity Income Advantage:

Units outstanding	—	—	—	3	—	29	159	38

Unit value	$—	$—	$—	$23.59	$—	$14.74	$18.89	$18.85

Fidelity Personal Retirement:

Units outstanding	—	—	—	—	739	3,556	5,824	4,641

Highest value	$—	$—	$—	$—	$48.97	$17.32	$26.76	$30.97

Lowest Value	$—	$—	$—	$—	$26.40	$14.79	$20.55	$21.06

Fidelity Freedom Lifetime Income:

Units outstanding	62	41	88	—	—	30	202	328

Units value	$18.31	$21.18	$24.45	$—	$—	$14.39	$18.45	$20.00

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	2,087

Highest value	$—	$—	$—	$—	$—	$—	$—	$26.91

Lowest value	$—	$—	$—	$—	$—	$—	$—	$18.27

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	561

Highest value	$—	$—	$—	$—	$—	$—	$—	$26.34

Lowest value	$—	$—	$—	$—	$—	$—	$—	$17.85

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Fundsmanager 70% Investor Class	VIP – Fundsmanager 85% Investor Class

Assets:

Investments	$128,426	$57,892

Receivable from EFILI	6	1

Total Assets	128,432	57,893

Liabilities:

Payable to EFILI	—	—

	$128,432	$57,893

Net Assets:

Fidelity Retirement Reserves	3,950	1,216

Fidelity Income Advantage	1,183	366

Fidelity Personal Retirement	122,075	55,551

Fidelity Freedom Lifetime	1,224	760

Fidelity Growth & Guaranteed Income	—	—

Total net assets	$128,432	$57,893

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	180	52

Unit value	$21.96	$23.55

Fidelity Income Advantage:

Units outstanding	55	16

Unit value	$21.23	$22.77

Fidelity Personal Retirement:

Units outstanding	4,912	2,007

Highest value	$34.53	$41.20

Lowest Value	$24.08	$25.83

Fidelity Freedom Lifetime Income:

Units outstanding	59	34

Units value	$20.78	$22.36

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—

Highest value	$—	$—

Lowest value	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—

Highest value	$—	$—

Lowest value	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class

Assets:

Investments	$1,256	$20,389	$1,496	$7,725	$1,049	$6,062	$547

Receivable from EFILI	—	—	—	—	—	—	—

Total Assets	1,256	20,389	1,496	7,725	1,049	6,062	547

Liabilities:

Payable to EFILI	—	—	1	—	—	—	—

	$1,256	$20,389	$1,495	$7,725	$1,049	$6,062	$547

Net Assets:

Fidelity Retirement Reserves	1,211	—	1,455	—	1,030	—	536

Fidelity Income Advantage	45	—	40	—	19	—	11

Fidelity Personal Retirement	—	20,389	—	7,725	—	6,062	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$1,256	$20,389	$1,495	$7,725	$1,049	$6,062	$547

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	35	—	54	—	55	—	46

Unit value	$34.68	$—	$27.01	$—	$18.59	$—	$11.63

Fidelity Income Advantage:

Units outstanding	1	—	2	—	1	—	1

Unit value	$33.60	$—	$26.17	$—	$18.01	$—	$11.29

Fidelity Personal Retirement:

Units outstanding	—	560	—	264	—	255	—

Highest value	$—	$46.74	$—	$58.94	$—	$48.58	$—

Lowest Value	$—	$35.36	$—	$27.30	$—	$20.03	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I

Assets:
Investments	$12,545	$2,441	$25,553	$25,136	$33,370	$7,867	$15,553	$5,414
Receivable from EFILI	—	2	—	—	—	—	—	1

Total Assets	12,545	2,443	25,553	25,136	33,370	7,867	15,553	5,415
Liabilities:
Payable to EFILI	—	—	—	—	—	—	1	—

	$12,545	$2,443	$25,553	$25,136	$33,370	$7,867	$15,552	$5,415

Net Assets:

Fidelity Retirement Reserves	—	2,304	—	962	1,086	582	551	1,449

Fidelity Income Advantage	—	139	—	77	46	27	21	98

Fidelity Personal Retirement	12,545	—	25,553	24,097	32,238	7,258	14,980	3,868

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$12,545	$2,443	$25,553	$25,136	$33,370	$7,867	$15,552	$5,415

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	187	—	99	78	49	54	53

Unit value	$—	$12.28	$—	$9.75	$13.88	$11.85	$10.15	$27.39

Fidelity Income Advantage:

Units outstanding	—	11	—	8	3	2	2	4

Unit value	$—	$12.07	$—	$9.66	$13.75	$11.74	$10.05	$26.11

Fidelity Personal Retirement:

Units outstanding	818	—	1,973	2,399	2,257	595	1,433	306

Highest value	$33.28	$—	$13.01	$10.07	$14.33	$12.23	$10.48	$23.85

Lowest Value	$12.48	$—	$12.84	$10.00	$14.23	$12.15	$10.41	$11.74

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—
		$—	$—

Lowest value	$—			$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor

Assets:

Investments	$7,663	$3,477	$4,719	$2,747	$1,155	$5,223

Receivable from EFILI	—	1	—	—	—	—

Total Assets	7,663	3,478	4,719	2,747	1,155	5,223

Liabilities:

Payable to EFILI	1	—	—	—	—	1

	$7,662	$3,478	$4,719	$2,747	$1,155	$5,222

Net Assets:

Fidelity Retirement Reserves	881	321	309	2,627	999	784

Fidelity Income Advantage	74	108	74	120	156	30

Fidelity Personal Retirement	6,707	3,049	4,336	—	—	4,408

Fidelity Freedom Lifetime	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—

Total net assets	$7,662	$3,478	$4,719	$2,747	$1,155	$5,222

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	29	16	13	46	15	55

Unit value	$30.62	$19.57	$23.17	$56.87	$65.86	$14.18

Fidelity Income Advantage:

Units outstanding	3	6	3	2	2	2

Unit value	$29.19	$18.66	$22.09	$54.22	$62.79	$13.71

Fidelity Personal Retirement:

Units outstanding	474	171	233	—	—	337

Highest value	$19.45	$26.11	$24.76	$—	$—	$24.52

Lowest Value	$12.41	$15.33	$15.44	$—	$—	$11.52

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class I	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin US Government Securities Fund - Class 2

Assets:

Investments	$6,958	$32,188	$18,439	$35,045	$29,565	$5,343	$5,617

Receivable from EFILI	1	—	—	2	—	—	—

Total Assets	6,959	32,188	18,439	35,047	29,565	5,343	5,617

Liabilities:

Payable to EFILI	—	—	—	1	—	—	—

	$6,959	$32,188	$18,439	$35,046	$29,565	$5,343	$5,617

Net Assets:

Fidelity Retirement Reserves	14	2,413	1,056	1,096	525	89	538

Fidelity Income Advantage	275	7	20	19	10	—	—

Fidelity Personal Retirement	6,670	29,768	17,363	33,931	29,030	5,254	5,079

Fidelity Freedom Lifetime	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$6,959	$32,188	$18,439	$35,046	$29,565	$5,343	$5,617

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	2	225	79	89	35	10	57

Unit value	$8.01	$10.73	$13.30	$12.26	$15.08	$9.16	$9.38

Fidelity Income Advantage:

Units outstanding	35	1	2	2	1	—	—

Unit value	$7.84	$10.45	$12.95	$11.94	$14.76	$—	$9.18

Fidelity Personal Retirement:

Units outstanding	776	2,633	1,273	2,667	1,799	535	506

Highest value	$8.64	$11.55	$14.32	$13.20	$16.27	$9.88	$10.12

Lowest Value	$8.50	$11.11	$13.14	$12.28	$16.00	$9.72	$9.96

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$348	$3,007	$241	$1,461	$793	$1,042

Expenses:
Retirement Reserves:
Mortality and expense risk charges	178	—	31	—	298	—
Administrative and other charges	12	—	2	—	20	—

Total expenses	190	—	33	—	318	—

Income Advantage:
Mortality and expense risk charges	2	—	6	—	26	—
Administrative and other charges	1	—	2	—	9	—

Total expenses	3	—	8	—	35	—

Personal Retirement:
Mortality and expense risk charges	—	227	—	34	—	64
Administrative and other charges	—	97	—	15	—	27

Total expenses	—	324	—	49	—	91

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	9	—	—	—	—
Administrative and other charges	—	2	—	—	—	—

Total expenses	—	11	—	—	—	—

Total expenses	193	335	41	49	353	91

Net investment income (loss)	155	2,672	200	1,412	440	951

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(508)	(957)	22	568
Realized gain distributions	—	—	—	—	1,394	1,894

Net realized gain (loss) on investments	—	—	(508)	(957)	1,416	2,462
Unrealized appreciation (depreciation)	—	—	(351)	(4,505)	(4,705)	(6,638)

Net increase (decrease) in net assets from operations	$155	$2,672	$(659)	$(4,050)	$(2,849)	$(3,225)

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$417	$324	$75	$198	$273	$1,443

Expenses:
Retirement Reserves:
Mortality and expense risk charges	483	—	52	—	82	—
Administrative and other charges	32	—	3	—	6	—

Total expenses	515	—	55	—	88	—

Income Advantage:
Mortality and expense risk charges	26	—	2	—	12	—
Administrative and other charges	8	—	1	—	4	—

Total expenses	34	—	3	—	16	—

Personal Retirement:
Mortality and expense risk charges	—	67	—	22	—	82
Administrative and other charges	—	30	—	10	—	33

Total expenses	—	97	—	32	—	115

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	549	97	58	32	104	115

Net investment income (loss)	(132)	227	17	166	169	1,328

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,377	1,499	(18)	200	(243)	(968)
Realized gain distributions	5,032	4,525	68	189	706	3,645

Net realized gain (loss) on investments	8,409	6,024	50	389	463	2,677
Unrealized appreciation (depreciation)	(29,629)	(25,104)	(2,456)	(6,956)	(2,603)	(13,889)

Net increase (decrease) in net assets from operations	$(21,352)	$(18,853)	$(2,389)	$(6,401)	$(1,971)	$(9,884)

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$461	$490	$5,365	$123	$195	$641	$823

Expenses:
Retirement Reserves:
Mortality and expense risk charges	162	—	417	51	—	919	—
Administrative and other charges	11	—	28	3	—	61	—

Total expenses	173	—	445	54	—	980	—

Income Advantage:
Mortality and expense risk charges	8	—	29	2	—	53	—
Administrative and other charges	2	—	10	1	—	17	—

Total expenses	10	—	39	3	—	70	—

Personal Retirement:
Mortality and expense risk charges	—	30	342	—	15	—	224
Administrative and other charges	—	12	151	—	6	—	95

Total expenses	—	42	493	—	21	—	319

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	183	42	977	57	21	1,050	319

Net investment income (loss)	278	448	4,388	66	174	(409)	504

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(63)	(21)	11,024	182	60	3,412	3,784
Realized gain distributions	1,520	1,705	2,727	475	715	6,104	9,138

Net realized gain (loss) on investments	1,457	1,684	13,751	657	775	9,516	12,922
Unrealized appreciation (depreciation)	(5,756)	(6,411)	(94,659)	(2,198)	(3,146)	(53,450)	(76,932)

Net increase (decrease) in net assets from operations	$(4,021)	$(4,279)	$(76,520)	$(1,475)	$(2,197)	$(44,343)	$(63,506)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$190	$3,468	$5	$28	$277	$557

Expenses:
Retirement Reserves:
Mortality and expense risk charges	104	—	13	—	119	—
Administrative and other charges	7	—	1	—	8	—

Total expenses	111	—	14	—	127	—

Income Advantage:
Mortality and expense risk charges	10	—	1	—	13	—
Administrative and other charges	3	—	—	—	4	—

Total expenses	13	—	1	—	17	—

Personal Retirement:
Mortality and expense risk charges	—	330	—	15	—	37
Administrative and other charges	—	115	—	6	—	16

Total expenses	—	445	—	21	—	53

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	561	—	—	—	—
Administrative and other charges	—	152	—	—	—	—

Total expenses	—	713	—	—	—	—

Total expenses	124	1,158	15	21	144	53

Net investment income (loss)	66	2,310	(10)	7	133	504

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	476	5,239	16	464	1,094	845
Realized gain distributions	915	17,501	227	1,661	333	691

Net realized gain (loss) on investments	1,391	22,740	243	2,125	1,427	1,536
Unrealized appreciation (depreciation)	(4,752)	(86,950)	(698)	(5,437)	(2,882)	(3,997)

Net increase (decrease) in net assets from operations	$(3,295)	$(61,900)	$(465)	$(3,305)	$(1,322)	$(1,957)

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$128	$249	$55	$199

Expenses:
Retirement Reserves:
Mortality and expense risk charges	127	—	173	—	38	—
Administrative and other charges	9	—	12	—	2	—

Total expenses	136	—	185	—	40	—

Income Advantage:
Mortality and expense risk charges	10	—	20	—	4	—
Administrative and other charges	3	—	7	—	1	—

Total expenses	13	—	27	—	5	—

Personal Retirement:
Mortality and expense risk charges	—	79	—	62	—	22
Administrative and other charges	—	33	—	27	—	10

Total expenses	—	112	—	89	—	32

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	149	112	212	89	45	32

Net investment income (loss)	(149)	(112)	(84)	160	10	167

Realized and unrealized gain (loss) on investments:	1,592	3,091	76	64	20	162
Realized gain (loss) on sale of fund shares
Realized gain distributions	3,856	13,563	1,684	3,693	236	912

Net realized gain (loss) on investments	5,448	16,654	1,760	3,757	256	1,074
Unrealized appreciation (depreciation)	(15,612)	(52,880)	(6,329)	(13,326)	(757)	(2,888)

Net increase (decrease) in net assets from operations	$(10,313)	$(36,338)	$(4,653)	$(9,409)	$(491)	$(1,647)

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$98	$246	$—	$—	$162	$626

Expenses:
Retirement Reserves:
Mortality and expense risk charges	33	—	175	—	45	—
Administrative and other charges	2	—	12	—	3	—

Total expenses	35	—	187	—	48	—

Income Advantage:
Mortality and expense risk charges	1	—	11	—	4	—
Administrative and other charges	—	—	4	—	1	—

Total expenses	1	—	15	—	5	—

Personal Retirement:
Mortality and expense risk charges	—	18	—	103	—	27
Administrative and other charges	—	8	—	49	—	13

Total expenses	—	26	—	152	—	40

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	36	26	202	152	53	40

Net investment income (loss)	62	220	(202)	(152)	109	586

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	146	996	3,199	5,656	476	5,075
Realized gain distributions	5	40	2,930	10,429	—	—

Net realized gain (loss) on investments	151	1,036	6,129	16,085	476	5,075
Unrealized appreciation (depreciation)	(59)	(783)	(18,925)	(64,453)	1,121	3,282

Net increase (decrease) in net assets from operations	$154	$473	$(12,998)	$(48,520)	$1,706	$8,943

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$25	$359	$3	$18

Expenses:
Retirement Reserves:
Mortality and expense risk charges	94	—	14	—	13	—
Administrative and other charges	6	—	1	—	1	—

Total expenses	100	—	15	—	14	—

Income Advantage:
Mortality and expense risk charges	6	—	1	—	—	—
Administrative and other charges	2	—	—	—	—	—

Total expenses	8	—	1	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	75	—	22	—	15
Administrative and other charges	—	31	—	10	—	7

Total expenses	—	106	—	32	—	22

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	108	106	16	32	14	22

Net investment income (loss)	(108)	(106)	9	327	(11)	(4)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	156	1,103	(347)	834	(2)	(44)
Realized gain distributions	905	4,152	41	378	250	2,033

Net realized gain (loss) on investments	1,061	5,255	(306)	1,212	248	1,989
Unrealized appreciation (depreciation)	(3,226)	(15,014)	(259)	(3,730)	(468)	(3,791)

Net increase (decrease) in net assets from operations	$(2,273)	$(9,865)	$(556)	$(2,191)	$(231)	$(1,806)

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$—	$—	$39	$220	$150	$2,045

Expenses:
Retirement Reserves:
Mortality and expense risk charges	13	—	21	—	28	—
Administrative and other charges	1	—	1	—	2	—

Total expenses	14	—	22	—	30	—

Income Advantage:
Mortality and expense risk charges	1	—	2	—	5	—
Administrative and other charges	—	—	—	—	2	—

Total expenses	1	—	2	—	7	—

Personal Retirement:
Mortality and expense risk charges	—	21	—	20	—	70
Administrative and other charges	—	10	—	9	—	29

Total expenses	—	31	—	29	—	99

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	15	31	24	29	37	99

Net investment income (loss)	(15)	(31)	15	191	113	1,946

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	117	1,082	(47)	(105)	(63)	(488)
Realized gain distributions	225	2,024	91	611	5	62

Net realized gain (loss) on investments	342	3,106	44	506	(58)	(426)
Unrealized appreciation (depreciation)	(1,347)	(12,202)	(1,078)	(7,186)	(655)	(8,976)

Net increase (decrease) in net assets from operations	$(1,020)	$(9,127)	$(1,019)	$(6,489)	$(600)	$(7,456)

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Investor Freedom Income Investor Class

Income:
Dividends	$5	$57	$37	$349	$21	$88

Expenses:
Retirement Reserves:
Mortality and expense risk charges	14	—	17	—	7	—
Administrative and other charges	1	—	1	—	0	—

Total expenses	15	—	18	—	7	—

Income Advantage:
Mortality and expense risk charges	1	—	4	—	—	—
Administrative and other charges	—	—	2	—	—	—

Total expenses	1	—	6	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	30	—	29	—	7
Administrative and other charges	—	15	—	14	—	2

Total expenses	—	45	—	43	—	9

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	45	24	43	7	9

Net investment income (loss)	(11)	12	13	306	14	79

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	173	61	776	1	(162)
Realized gain distributions	163	2,468	92	879	33	157

Net realized gain (loss) on investments	199	2,641	153	1,655	34	(5)
Unrealized appreciation (depreciation)	(915)	(13,578)	(340)	(3,336)	(179)	(673)

Net increase (decrease) in net assets from operations	$(727)	$(10,925)	$(174)	$(1,375)	$(131)	$(599)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$19	$52	$20	$117	$24	$208

Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	7	—	8	—
Administrative and other charges	0	—	0	—	1	—

Total expenses	7	—	7	—	9	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	4	—	10	—	14
Administrative and other charges	—	1	—	3	—	5

Total expenses	—	5	—	13	—	19

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	7	5	7	13	9	19

Net investment income (loss)	12	47	13	104	15	189

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3)	(26)	(1)	(11)	(1)	(18)
Realized gain distributions	55	156	55	264	110	606

Net realized gain (loss) on investments	52	130	54	253	109	588
Unrealized appreciation (depreciation)	(191)	(528)	(215)	(1,217)	(313)	(2,427)

Net increase (decrease) in net assets from operations	$(127)	$(351)	$(148)	$(860)	$(189)	$(1,650)

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$46	$348	$40	$403	$27	$427

Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	15	—	10	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	17	—	16	—	11	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	29	—	35	—	39
Administrative and other charges	—	9	—	10	—	11

Total expenses	—	38	—	45	—	50

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	17	38	16	45	11	50

Net investment income (loss)	29	310	24	358	16	377

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	53	16	(510)	6	99
Realized gain distributions	246	1,289	136	1,694	91	1,442

Net realized gain (loss) on investments	250	1,342	152	1,184	97	1,541
Unrealized appreciation (depreciation)	(694)	(4,820)	(590)	(5,645)	(379)	(6,220)

Net increase (decrease) in net assets from operations	$(415)	$(3,168)	$(414)	$(4,103)	$(266)	$(4,302)

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class

Income:
Dividends	$29	$20	$47	$10	$189	$1,490

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	8	—	24
Administrative and other charges	—	—	—	1	—	2

Total expenses	—	—	—	9	—	26

Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	1

Total expenses	—	—	—	1	—	5

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	27	96
Administrative and other charges	—	—	—	—	12	31

Total expenses	—	—	—	—	39	127

Freedom Lifetime Income:
Mortality and expense risk charges	7	5	12	—	—	3
Administrative and other charges	1	1	2	—	—	—

Total expenses	8	6	14	—	—	3

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	8	6	14	10	39	161

Net investment income (loss)	21	14	33	—	150	1,329

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	3	7	(33)	(26)	(403)
Realized gain distributions	56	63	194	257	4,554	4,807

Net realized gain (loss) on investments	43	66	201	224	4,528	4,404
Unrealized appreciation (depreciation)	(245)	(231)	(677)	(532)	(10,049)	(12,936)

Net increase (decrease) in net assets from operations	$(181)	$(151)	$(443)	$(308)	$(5,371)	$(7,203)

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class

Income:
Dividends	$3,038	$3,225	$2,173	$668	$20	$333

Expenses:
Retirement Reserves:
Mortality and expense risk charges	79	24	34	11	8	—
Administrative and other charges	5	2	2	1	—	—

Total expenses	84	26	36	12	8	—

Income Advantage:
Mortality and expense risk charges	23	6	10	3	1	—
Administrative and other charges	7	2	3	1	—	—

Total expenses	30	8	13	4	1	—

Personal Retirement:
Mortality and expense risk charges	209	171	200	75	—	23
Administrative and other charges	69	56	63	29	—	10

Total expenses	278	227	263	104	—	33

Freedom Lifetime Income:
Mortality and expense risk charges	21	35	7	4	—	—
Administrative and other charges	4	7	1	1	—	—

Total expenses	25	42	8	5	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	573	—	—	—	—
Administrative and other charges	—	154	—	—	—	—

Total expenses	—	727	—	—	—	—

Total expenses	417	1,030	320	125	9	33

Net investment income (loss)	2,621	2,195	1,853	543	11	300

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,102)	(1,184)	82	2	2	68
Realized gain distributions	26,820	32,536	24,172	12,134	65	1,141

Net realized gain (loss) on investments	25,718	31,352	24,254	12,136	67	1,209
Unrealized appreciation (depreciation)	(53,716)	(66,816)	(50,461)	(24,475)	(112)	(1,807)

Net increase (decrease) in net assets from operations	$(25,377)	$(33,269)	$(24,354)	$(11,796)	$(34)	$(298)

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Income:
Dividends	$17	$82	$—	$—	$10	$215

Expenses:
Retirement Reserves:
Mortality and expense risk charges	11	—	10	—	4	—
Administrative and other charges	1	—	1	—	—	—

Total expenses	12	—	11	—	4	—

Income Advantage:
Mortality and expense risk charges	1	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	9	—	8	—	12
Administrative and other charges	—	4	—	4	—	6

Total expenses	—	13	—	12	—	18

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:	—	—	—	—	—	—
Mortality and expense risk charges
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	13	13	11	12	4	18

Net investment income (loss)	4	69	(11)	(12)	6	197

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	(64)	60	189	(13)	(175)
Realized gain distributions	41	238	88	466	—	—

Net realized gain (loss) on investments	49	174	148	655	(13)	(175)
Unrealized appreciation (depreciation)	(273)	(1,268)	(889)	(4,734)	(133)	(3,180)

Net increase (decrease) in net assets from operations	$(220)	$(1,025)	$(752)	$(4,091)	$(140)	$(3,158)

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class

Income:
Dividends	$100	$1,098	$432	$488	$113	$355

Expenses:
Retirement Reserves:
Mortality and expense risk charges	14	—	7	10	3	4
Administrative and other charges	1	—	1	1	—	—

Total expenses	15	—	8	11	3	4

Income Advantage:
Mortality and expense risk charges	1	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	—	1	1	—	—

Personal Retirement:
Mortality and expense risk charges	—	27	25	41	8	14
Administrative and other charges	—	13	11	16	3	7

Total expenses	—	40	36	57	11	21

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	10	45	69	14	25

Net investment income (loss)	84	1,058	387	419	99	330

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27	(48)	(320)	1,153	110	76
Realized gain distributions	—	—	—	53	150	—

Net realized gain (loss) on investments	27	(48)	(320)	1,206	260	76
Unrealized appreciation (depreciation)	(100)	(1,242)	(3,565)	(8,803)	(1,803)	(2,903)

Net increase (decrease) in net assets from operations	$11	$(232)	$(3,498)	$(7,178)	$(1,444)	$(2,497)

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2

Income:
Dividends	$24	$622	$—	$18	$—	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	12	7	3	3	23	8
Administrative and other charges	1	—	—	—	2	1

Total expenses	13	7	3	3	25	9

Income Advantage:
Mortality and expense risk charges	1	1	1	1	1	2
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	1	1	1	1	2

Personal Retirement:
Mortality and expense risk charges	4	7	2	5	—	—
Administrative and other charges	2	4	2	2	—	—

Total expenses	6	11	4	7	—	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	20	19	8	11	26	11

Net investment income (loss)	4	603	(8)	7	(26)	(11)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(85)	(110)	(43)	(15)	(3)	—
Realized gain distributions	572	—	664	341	1,083	245

Net realized gain (loss) on investments	487	(110)	621	326	1,080	245
Unrealized appreciation (depreciation)	(2,240)	(2,390)	(1,420)	(1,713)	(2,857)	(573)

Net increase (decrease) in net assets from operations	$(1,749)	$(1,897)	$(807)	$(1,380)	$(1,803)	$(339)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets Portfolio - Investor	PVIT – Commodity Real Return Strategy Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class I	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin U.S. Gov’t Securities Fund - Class 2

Income:
Dividends	$218	$2,253	$570	$1,529	$1,029	$—	$—	$156

Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	20	9	9	5	1	6
Administrative and other charges	—	—	1	1	1	—	—	—

Total expenses	7	—	21	10	10	5	1	6

Income Advantage:
Mortality and expense risk charges	—	1	—	—	—	—	—	—
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	2	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	6	8	38	24	48	39	5	7
Administrative and other charges	3	4	16	10	19	16	3	3

Total expenses	9	12	54	34	67	55	8	10

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	16	14	75	44	77	60	9	6

Net investment income (loss)	202	2,239	495	1,485	952	(60)	(9)	140

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(340)	(120)	(262)	(432)	(1,038)	(215)	(323)	(208)
Realized gain distributions	—	—	—	—	(1)	393	—	—

Net realized gain (loss) on investments	(340)	(120)	(262)	(432)	(1,039)	178	(323)	(208)
Unrealized appreciation (depreciation)	(1,079)	(2,201)	(2,418)	(3,929)	(6,521)	(6,127)	23	(681)

Net increase (decrease) in net assets from operations	$(1,217)	$(82)	$(2,185)	$(2,876)	$(6,608)	$(6,009)	$(309)	$(749)

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class		VIP –Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$155	$(170)	$2,672	$(255)	$200	$252	$1,412	$1,898
Net realized gain (loss) on investments	—	—	—	—	(508)	(279)	(957)	(87)
Unrealized appreciation (depreciation)	—	—	—	—	(351)	227	(4,505)	(206)

Net increase (decrease) in net assets from operations	155	(170)	2,672	(255)	(659)	200	(4,050)	1,605

Contract Transactions:
Payments received from contract owners	—	—	68,559	104,513	—	—	53	321
Transfers between sub-accounts and the fixed account, net	11,267	(652)	46,798	(98,564)	(23)	(92)	(3,751)	372
Contract benefits	(236)	(240)	(12,801)	(5,685)	(173)	(143)	(32)	(4)
Contract terminations	(6,988)	(1,598)	(41,688)	(23,531)	(484)	(282)	(1,753)	(1,234)
Contract maintenance charges	(5)	(5)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	4	(5)	1	—	18	6	1	(3)

Net increase (decrease) in net assets from contract transactions	4,042	(2,500)	60,869	(23,267)	(663)	(512)	(5,482)	(548)

Total increase (decrease) in net assets	4,197	(2,670)	63,541	(23,522)	(1,322)	(312)	(9,532)	1,057

Net Assets:
Beginning of period	20,037	22,707	153,039	176,561	5,580	5,892	$36,671	35,614

End of period	$24,234	$20,037	$216,580	$153,039	$4,258	$5,580	$27,139	$36,671

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$440	$497	$951	$921	$(132)	$(661)	$227	$(116)
Net realized gain (loss) on investments	1,416	5,465	2,462	7,464	8,409	19,665	6,024	20,559
Unrealized appreciation (depreciation)	(4,705)	3,801	(6,638)	2,843	(29,629)	(2,900)	(25,104)	(6,199)

Net increase (decrease) in net assets from operations	(2,849)	9,763	(3,225)	11,228	(21,352)	16,104	(18,853)	14,244

Contract Transactions:
Payments received from contract owners	—	—	939	766	—	—	522	978
Transfers between sub-accounts and the fixed account, net	(1,298)	(228)	249	5,153	(3,841)	(812)	(2,149)	630
Contract benefits	(721)	(1,100)	—	(10)	(868)	(1,299)	(10)	—
Contract terminations	(3,228)	(1,221)	(1,713)	(522)	(2,993)	(1,572)	(2,443)	(1,057)
Contract maintenance charges	(5)	(5)	—	—	(9)	(10)	—	—
Other transfers (to) from EFILI, net	(192)	(411)	1	—	(186)	(311)	1	—

Net increase (decrease) in net assets from contract transactions	(5,444)	(2,965)	(524)	5,387	(7,897)	(4,004)	(4,079)	551

Total increase (decrease) in net assets	(8,293)	6,798	(3,749)	16,615	(29,249)	12,100	(22,932)	14,795

Net Assets:
Beginning of period	48,795	41,997	59,322	42,707	86,851	74,751	76,009	61,214

End of period	$40,502	$48,795	$55,573	$59,322	$57,602	$86,851	$53,077	$76,009

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)					Subaccounts Investing In:
					VIP – Overseas Initial Class		VIP – Overseas Investor Class

					12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)					$17	$(25)	$166	$77
Net realized gain (loss) on investments					50	753	389	2,865
Unrealized appreciation (depreciation)					(2,456)	826	(6,956)	1,186

Net increase (decrease) in net assets from operations					(2,389)	1,554	(6,401)	4,128

Contract Transactions:
Payments received from contract owners					—	—	163	262
Transfers between sub-accounts and the fixed account, net					(442)	(10)	(1,250)	1,761
Contract benefits					(98)	(85)	(39)	(19)
Contract terminations					(293)	(142)	(280)	(387)
Contract maintenance charges					(1)	(2)	—	—
Other transfers (to) from EFILI, net					3	(14)	(1)	1

Net increase (decrease) in net assets from contract transactions					(831)	(253)	(1,407)	1,618

Total increase (decrease) in net assets					(3,220)	1,301	(7,808)	5,746

Net Assets:
Beginning of period					9,809	8,508	26,348	20,602

End of period					$6,589	$9,809	$18,540	$26,348

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$169	$197	$1,328	$1,466	$278	$204	$448	$392
Net realized gain (loss) on investments	463	504	2,677	3,124	1,457	376	1,684	801
Unrealized appreciation (depreciation)	(2,603)	(964)	(13,889)	(5,423)	(5,756)	1,744	(6,411)	1,497

Net increase (decrease) in net assets from operations	(1,971)	(263)	(9,884)	(833)	(4,021)	2,324	(4,279)	2,690

Contract Transactions:
Payments received from contract owners	—	—	678	1,001	—	—	163	175
Transfers between sub-accounts and the fixed account, net	(1,146)	(342)	(7,381)	(11,100)	204	(1,091)	(690)	(853)
Contract benefits	(459)	(663)	(31)	—	(497)	(415)	—	—
Contract terminations	(753)	(1,119)	(2,222)	(3,863)	(1,308)	(1,049)	(1,373)	(1,418)
Contract maintenance charges	(2)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	18	(59)	3	(1)	(15)	(94)	1	1

Net increase (decrease) in net assets from contract transactions	(2,342)	(2,185)	(8,953)	(13,963)	(1,618)	(2,651)	(1,899)	(2,095)

Total increase (decrease) in net assets	(4,313)	(2,448)	(18,837)	(14,796)	(5,639)	(327)	(6,178)	595
Net Assets:
Beginning of period	15,822	18,270	78,013	92,809	26,545	26,872	28,968	28,373

End of period	$11,509	$15,822	$59,176	$78,013	$20,906	$26,545	$22,790	$28,968

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)			Subaccounts Investing In:
			VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class		VIP – Asset Manager Growth Investor Class

			12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)			$4,388	$3,594	$66	$51	$174	$145
Net realized gain (loss) on investments			13,751	32,113	657	267	775	572
Unrealized appreciation (depreciation)			(94,659)	54,524	(2,198)	727	(3,146)	768

Net increase (decrease) in net assets from operations			(76,520)	90,231	(1,475)	1,045	(2,197)	1,485

Contract Transactions:
Payments received from contract owners			4,168	4,497	—	—	121	66
Transfers between sub-accounts and the fixed account, net			11,980	13,166	(235)	(26)	(222)	382
Contract benefits			(2,199)	(1,210)	(197)	(82)	—	—
Contract terminations			(5,672)	(16,989)	(521)	(237)	(5)	(247)
Contract maintenance charges			(9)	(10)	(1)	(1)	—	—
Other transfers (to) from EFILI, net			(70)	(730)	(44)	(60)	1	(2)

Net increase (decrease) in net assets from contract transactions			8,198	(1,276)	(998)	(406)	(105)	199

Total increase (decrease) in net assets			(68,322)	88,955	(2,473)	639	(2,302)	1,684

Net Assets:
Beginning of period			410,684	321,729	8,783	8,144	12,641	10,957

End of period			$342,362	$410,684	$6,310	$8,783	$10,339	$12,641

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class		VIP – Balanced Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(409)	$(1,149)	$504	$(263)	$66	$17	$2,310	$1,447
Net realized gain (loss) on investments	9,516	23,715	12,922	37,836	1,391	1,924	22,740	32,760
Unrealized appreciation (depreciation)	(53,450)	13,601	(76,932)	14,981	(4,752)	857	(86,950)	15,565

Net increase (decrease) in net assets from operations	(44,343)	36,167	(63,506)	52,554	(3,295)	2,798	(61,900)	49,772

Contract Transactions:
Payments received from contract owners	—	—	1,080	3,063	—	—	4,620	6,920
Transfers between sub-accounts and the fixed account, net	(2,837)	(1,840)	(7,384)	55	(616)	(50)	(1,706)	12,753
Contract benefits	(2,260)	(2,400)	(138)	(42)	(323)	(638)	(68)	—
Contract terminations	(4,695)	(3,609)	(3,233)	(6,524)	(485)	(182)	(11,387)	(9,910)
Contract maintenance charges	(19)	(22)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(298)	10	2	1	31	(119)	(6)	(1)

Net increase (decrease) in net assets from contract transactions	(10,109)	(7,861)	(9,673)	(3,447)	(1,395)	(991)	(8,547)	9,762

Total increase (decrease) in net assets	(54,452)	28,306	(73,179)	49,107	(4,690)	1,807	(70,447)	59,534

Net Assets:
Beginning of period	167,541	139,235	242,968	193,861	18,230	16,423	336,919	277,385

End of period	$113,089	$167,541	$169,789	$242,968	$13,540	$18,230	$266,472	$336,919

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class		VIP – Growth & Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(10)	$(8)	$7	$26	$133	$280	$504	$663
Net realized gain (loss) on investments	243	309	2,125	2,018	1,427	1,415	1,536	2,171
Unrealized appreciation (depreciation)	(698)	148	(5,437)	1,185	(2,882)	2,179	(3,997)	3,576

Net increase (decrease) in net assets from operations	(465)	449	(3,305)	3,229	(1,322)	3,874	(1,957)	6,410

Contract Transactions:
Payments received from contract owners	—	—	78	72	—	—	212	306
Transfers between sub-accounts and the fixed account, net	15	(118)	(2,095)	(148)	(57)	(89)	3,935	1,403
Contract benefits	(9)	(12)	—	—	(442)	(392)	—	—
Contract terminations	(110)	(64)	(609)	(79)	(817)	(480)	(984)	(512)
Contract maintenance charges	—	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(11)	2	1	(1)	(44)	32	6	(1)

Net increase (decrease) in net assets from contract transactions	(115)	(193)	(2,625)	(156)	(1,362)	(931)	3,169	1,196

Total increase (decrease) in net assets	(580)	256	(5,930)	3,073	(2,684)	2,943	1,212	7,606

Net Assets:
Beginning of period	2,158	1,902	16,776	13,703	18,746	15,803	32,883	25,277

End of period	$1,578	$2,158	$10,846	$16,776	$16,062	$18,746	$34,095	$32,883

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class		VIP – Mid Cap Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(149)	$(246)	$(112)	$(177)	$(84)	$(60)	$160	$224
Net realized gain (loss) on investments	5,448	5,760	16,654	25,015	1,760	5,046	3,757	11,281
Unrealized appreciation (depreciation)	(15,612)	(2,521)	(52,880)	(14,354)	(6,329)	1,155	(13,326)	1,324

Net increase (decrease) in net assets from operations	(10,313)	2,993	(36,338)	10,484	(4,653)	6,141	(9,409)	12,829

Contract Transactions:
Payments received from contract owners	—	—	608	3,718	—	—	139	722
Transfers between sub-accounts and the fixed account, net	(3,516)	69	(13,313)	(4,268)	(330)	64	1,314	306
Contract benefits	(704)	(981)	(34)	(79)	(401)	(419)	(57)	(18)
Contract terminations	(1,034)	(770)	(1,527)	(2,536)	(763)	(527)	(1,294)	(960)
Contract maintenance charges	(2)	(2)	—	—	(5)	(5)	—	—
Other transfers (to) from EFILI, net	23	173	1	1	32	(223)	(1)	1

Net increase (decrease) in net assets from contract transactions	(5,233)	(1,511)	(14,265)	(3,164)	(1,467)	(1,110)	101	51

Total increase (decrease) in net assets	(15,546)	1,482	(50,603)	7,320	(6,120)	5,031	(9,308)	12,880

Net Assets:
Beginning of period	29,335	27,853	104,067	96,747	30,493	25,462	63,540	50,660

End of period	$13,789	$29,335	$53,464	$104,067	$24,373	$30,493	$54,232	$63,540

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class		VIP – Utilities Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$10	$42	$167	$275	$62	$19	$220	$211
Net realized gain (loss) on investments	256	1,013	1,074	4,058	151	39	1,036	393
Unrealized appreciation (depreciation)	(757)	198	(2,888)	696	(59)	218	(783)	1,524

Net increase (decrease) in net assets from operations	(491)	1,253	(1,647)	5,029	154	276	473	2,128

Contract Transactions:
Payments received from contract owners	—	—	201	406	—	—	198	35
Transfers between sub-accounts and the fixed account, net	(593)	1,335	(2,329)	5,572	5,326	(197)	3,469	(844)
Contract benefits	(48)	(64)	—	—	(189)	(15)	(5)	(2)
Contract terminations	(228)	(85)	(545)	(369)	(41)	(42)	(478)	(169)
Contract maintenance charges	(1)	(1)	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	4	13	—	(1)	99	(2)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	(866)	1,198	(2,673)	5,608	5,194	(256)	3,182	(981)

Total increase (decrease) in net assets	(1,357)	2,451	(4,320)	10,637	5,348	20	3,655	1,147

Net Assets:
Beginning of period	6,148	3,697	22,829	12,192	1,949	1,929	14,028	12,881

End of period	$4,791	$6,148	$18,509	$22,829	$7,297	$1,949	$17,683	$14,028

(In thousands)	Subaccounts Investing In:
	VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class		VIP – Energy Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(202)	$(287)	$(152)	$(184)	$109	$39	$586	$249
Net realized gain (loss) on investments	6,129	8,502	16,085	25,539	476	69	5,075	615
Unrealized appreciation (depreciation)	(18,925)	55	(64,453)	3,106	1,121	552	3,282	1,771

Net increase (decrease) in net assets from operations	(12,998)	8,270	(48,520)	28,461	1,706	660	8,943	2,635

Contract Transactions:
Payments received from contract owners	—	—	737	1,505	—	—	166	147
Transfers between sub-accounts and the fixed account, net	(7,556)	(2,226)	(5,880)	(2,854)	3,527	630	6,420	7,360
Contract benefits	(342)	(1,024)	(22)	(13)	(111)	(20)	—	(2)
Contract terminations	(674)	(512)	(2,704)	(1,091)	(136)	(79)	(507)	(109)
Contract maintenance charges	(4)	(5)	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	(26)	260	1	(1)	—	1	2	(1)

Net increase (decrease) in net assets from contract transactions	(8,602)	(3,507)	(7,868)	(2,454)	3,279	532	6,081	7,395

Total increase (decrease) in net assets	(21,600)	4,763	(56,388)	26,007	4,985	1,192	15,024	10,030

Net Assets:
Beginning of period	40,419	35,656	136,899	110,892	2,384	1,192	14,012	3,982

End of period	$18,819	$40,419	$80,511	$136,899	$7,369	$2,384	$29,036	$14,012

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financial Services Initial Class		VIP – Financial Services Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(108)	$(120)	$(106)	$(74)	$9	$24	$327	$350
Net realized gain (loss) on investments	1,061	1,828	5,255	9,286	(306)	179	1,212	1,616
Unrealized appreciation (depreciation)	(3,226)	(69)	(15,014)	(1,160)	(259)	217	(3,730)	2,671

Net increase (decrease) in net assets from operations	(2,273)	1,639	(9,865)	8,052	(556)	420	(2,191)	4,637

Contract Transactions:
Payments received from contract owners	—	—	644	1,383	—	—	412	149
Transfers between sub-accounts and the fixed account, net	(1,006)	(258)	(1,823)	(1,540)	72	149	(5,603)	7,403
Contract benefits	(163)	(242)	—	(10)	(46)	(22)	—	—
Contract terminations	(441)	(558)	(2,492)	(1,104)	(249)	(29)	(541)	(184)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	19	47	—	2	(11)	4	—	(1)

Net increase (decrease) in net assets from contract transactions	(1,593)	(1,013)	(3,671)	(1,269)	(234)	102	(5,732)	7,367

Total increase (decrease) in net assets	(3,866)	626	(13,536)	6,783	(790)	522	(7,923)	12,004

Net Assets:
Beginning of period	16,599	15,973	77,197	70,414	1,826	1,304	24,906	12,902

End of period	$12,733	$16,599	$63,661	$77,197	$1,036	$1,826	$16,983	$24,906

(In thousands)	Subaccounts Investing In:
	VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class		VIP – Consumer Discretionary Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(11)	$(17)	$(4)	$(25)	$(15)	$(25)	$(31)	$(41)
Net realized gain (loss) on investments	248	320	1,989	2,522	342	365	3,106	3,012
Unrealized appreciation (depreciation)	(468)	(5)	(3,791)	(79)	(1,347)	158	(12,202)	1,387

Net increase (decrease) in net assets from operations	(231)	298	(1,806)	2,418	(1,020)	498	(9,127)	4,358

Contract Transactions:
Payments received from contract owners	—	—	206	552	—	—	149	1,148
Transfers between sub-accounts and the fixed account, net	(37)	(206)	114	145	(729)	132	(2,464)	661
Contract benefits	(6)	(6)	—	—	(24)	(50)	—	(16)
Contract terminations	(16)	(53)	(539)	(155)	(6)	(18)	(812)	(152)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	2	—	(67)	26	—	2

Net increase (decrease) in net assets from contract transactions	(60)	(265)	(217)	542	(826)	90	(3,127)	1,643

Total increase (decrease) in net assets	(291)	33	(2,023)	2,960	(1,846)	588	(12,254)	6,001

Net Assets:
Beginning of period	2,099	2,066	17,242	14,282	3,171	2,583	28,276	22,275

End of period	$1,808	$2,099	$15,219	$17,242	$1,325	$3,171	$16,022	$28,276

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class		VIP – Strategic Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$15	$10	$191	$196	$113	$94	$1,946	$1,613
Net realized gain (loss) on investments	44	26	506	505	(58)	96	(426)	1,266
Unrealized appreciation (depreciation)	(1,078)	902	(7,186)	5,258	(655)	(39)	(8,976)	(581)

Net increase (decrease) in net assets from operations	(1,019)	938	(6,489)	5,959	(600)	151	(7,456)	2,298

Contract Transactions:
Payments received from contract owners	—	—	335	138	—	—	1,136	1,126
Transfers between sub-accounts and the fixed account, net	208	329	(2,476)	4,283	(339)	(85)	(4,841)	899
Contract benefits	(67)	(25)	(1)	(2)	(119)	(93)	(65)	(38)
Contract terminations	(107)	(158)	(308)	(138)	(284)	(53)	(2,565)	(2,241)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(7)	4	2	—	(4)	4	(1)	—

Net increase (decrease) in net assets from contract transactions	26	149	(2,448)	4,281	(747)	(228)	(6,336)	(254)

Total increase (decrease) in net assets	(993)	1,087	(8,937)	10,240	(1,347)	(77)	(13,792)	2,044

Net Assets:
Beginning of period	3,557	2,470	24,214	13,974	5,266	5,343	67,303	65,259

End of period	$2,564	$3,557	$15,277	$24,214	$3,919	$5,266	$53,511	$67,303

(In thousands)					Subaccounts Investing In:
					VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class

					12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)					$(11)	$(21)	$12	$(59)
Net realized gain (loss) on investments					199	302	2,641	4,788
Unrealized appreciation (depreciation)					(915)	(3)	(13,578)	(444)

Net increase (decrease) in net assets from operations					(727)	278	(10,925)	4,285

Contract Transactions:
Payments received from contract owners					—	—	143	376
Transfers between sub-accounts and the fixed account, net					(15)	(91)	(1,808)	868
Contract benefits					(78)	(63)	(1)	(33)
Contract terminations					(140)	(71)	(442)	(1,134)
Contract maintenance charges					—	—	—	—
Other transfers (to) from EFILI, net					5	6	(2)	1

Net increase (decrease) in net assets from contract transactions					(228)	(219)	(2,110)	78

Total increase (decrease) in net assets					(955)	59	(13,035)	4,363

Net Assets:
Beginning of period					2,742	2,683	40,668	36,305

End of period					$1,787	$2,742	$27,633	$40,668

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Value Initial Class		VIP – Value Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$13	$19	$306	$323
Net realized gain (loss) on investments	153	437	1,655	3,542
Unrealized appreciation (depreciation)	(340)	79	(3,336)	1,159

Net increase (decrease) in net assets from operations	(174)	535	(1,375)	5,024

Contract Transactions:
Payments received from contract owners	—	—	390	1,097
Transfers between sub-accounts and the fixed account, net	696	171	5,061	2,741
Contract benefits	(67)	(47)	—	(30)
Contract terminations	(171)	(165)	(340)	(368)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	12	7	(6)	—

Net increase (decrease) in net assets from contract transactions	469	(35)	5,105	3,440

Total increase (decrease) in net assets	295	500	3,730	8,464

Net Assets
Beginning of period	2,429	1,929	24,153	15,689

End of period	$2,724	$2,429	$27,883	$24,153

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Income Initial Class		VIP – Investor Freedom Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$14	$3	$79	$44
Net realized gain (loss) on investments	34	24	(5)	292
Unrealized appreciation (depreciation)	(179)	(1)	(673)	(201)

Net increase (decrease) in net assets from operations	(131)	26	(599)	135

Contract Transactions:
Payments received from contract owners	—	—	275	81
Transfers between sub-accounts and the fixed account, net	(27)	123	(727)	199
Contract benefits	—	—	—	—
Contract terminations	(30)	(20)	(1,158)	(109)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(2)	—	(1)	(2)

Net increase (decrease) in net assets from contract transactions	(59)	103	(1,611)	169

Total increase (decrease) in net assets	(190)	129	(2,210)	304

Net Assets:
Beginning of period	1,052	923	5,317	5,013

End of period	$862	$1,052	$3,107	$5,317

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$12	$3	$47	$22	$13	$2	$104	$49
Net realized gain (loss) on investments	52	29	130	215	54	65	253	226
Unrealized appreciation (depreciation)	(191)	(1)	(528)	(55)	(215)	(11)	(1,217)	43

Net increase (decrease) in net assets from operations	(127)	31	(351)	182	(148)	56	(860)	318

Contract Transactions:
Payments received from contract owners	—	—	—	4	—	—	12	10
Transfers between sub-accounts and the fixed account, net	(91)	(3)	(8)	166	(19)	3	(216)	433
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(7)	(17)	(292)	(106)	(11)	(168)	(207)	(38)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(1)	1	—	(1)	—	—

Net increase (decrease) in net assets from contract transactions	(98)	(20)	(301)	65	(30)	(166)	(411)	405

Total increase (decrease) in net assets	(225)	11	(652)	247	(178)	(110)	(1,271)	723

Net Assets:
Beginning of period	988	977	2,779	2,532	1,044	1,154	6,273	5,550

End of period	$763	$988	$2,127	$2,779	$866	$1,044	$5,002	$6,273

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015 Initial Class		VIP – Investor Freedom 2015 Investor Class		VIP –Freedom 2020 Initial Class		VIP –Investor Freedom 2020 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$15	$4	$189	$82	$29	$9	$310	$171
Net realized gain (loss) on investments	109	69	588	1,180	250	218	1,342	2,519
Unrealized appreciation (depreciation)	(313)	13	(2,427)	(502)	(694)	(14)	(4,820)	(642)

Net increase (decrease) in net assets from operations	(189)	86	(1,650)	760	(415)	213	(3,168)	2,048

Contract Transactions:
Payments received from contract owners	—	—	26	201	—	—	239	325
Transfers between sub-accounts and the fixed account, net	(27)	10	1,465	(316)	(437)	236	(1,906)	(3,409)
Contract benefits	—	—	—	(160)	—	—	—	—
Contract terminations	(26)	(108)	(107)	(177)	(8)	(263)	(707)	(1,042)
Contract maintenance charges	—	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	—	(1)	—	(1)	—

Net increase (decrease) in net assets from contract transactions	(54)	(100)	1,384	(452)	(447)	(28)	(2,375)	(4,126)

Total increase (decrease) in net assets	(243)	(14)	(266)	308	(862)	185	(5,543)	(2,078)

Net Assets:
Beginning of period	1,267	1,281	9,637	9,329	2,791	2,606	21,149	23,227

End of period	$1,024	$1,267	$9,371	$9,637	$1,929	$2,791	$15,606	$21,149

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025 Initial Class		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$24	$7	$358	$232	$16	$5	$377	$194
Net realized gain (loss) on investments	152	170	1,184	2,308	97	75	1,541	1,462
Unrealized appreciation (depreciation)	(590)	50	(5,645)	(321)	(379)	71	(6,220)	853

Net increase (decrease) in net assets from operations	(414)	227	(4,103)	2,219	(266)	151	(4,302)	2,509

Contract Transactions:
Payments received from contract owners	—	—	452	1,086	—	—	1,044	800
Transfers between sub-accounts and the fixed account, net	44	8	(5,953)	4,414	43	122	1,126	858
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(295)	(6)	(519)	(2,166)	(8)	(11)	(760)	(97)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	3	(1)	1	3	1	(2)	(1)	—

Net increase (decrease) in net assets from contract transactions	(248)	1	(6,019)	3,337	36	109	1,409	1,561

Total increase (decrease) in net assets	(662)	228	(10,122)	5,556	(230)	260	(2,893)	4,070

Net Assets:
Beginning of period	2,413	2,185	27,168	21,612	1,564	1,304	24,250	20,180

End of period	$1,751	$2,413	$17,046	$27,168	$1,334	$1,564	$21,357	$24,250

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/21	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$21	$7	$14	$4	$33	$13	$—	$(7)	$150	$46
Net realized gain (loss) on investments	43	59	66	61	201	158	224	163	4,528	2,616
Unrealized appreciation (depreciation)	(245)	(24)	(231)	(6)	(677)	65	(532)	114	(10,049)	2,195

Net increase (decrease) in net assets from operations	(181)	42	(151)	59	(443)	236	(308)	270	(5,371)	4,857

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	66	806
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(141)	154	(369)	1,030
Contract benefits	(138)	(142)	(88)	(97)	(150)	(171)	(12)	(26)	—	(11)
Contract terminations	—	—	—	—	—	—	(115)	(121)	(357)	(392)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(73)	17	20	22	15	17	(1)	(5)	2	(4)

Net increase (decrease) in net assets from contract transactions	(211)	(125)	(68)	(75)	(135)	(154)	(269)	2	(658)	1,429

Total increase (decrease) in net assets	(392)	(83)	(219)	(16)	(578)	82	(577)	272	(6,029)	6,286

Net Assets:
Beginning of period	1,524	1,607	1,088	1,104	2,729	2,647	1,626	1,354	29,070	22,784

End of period	$1,132	$1,524	$869	$1,088	$2,151	$2,729	$1,049	$1,626	$23,041	$29,070

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,329	$583	$2,621	$1,511	$2,195	$1,095	$1,853	$1,129
Net realized gain (loss) on investments	4,404	904	25,718	6,091	31,352	7,021	24,254	5,418
Unrealized appreciation (depreciation)	(12,936)	945	(53,716)	8,153	(66,816)	13,964	(50,461)	11,551

Net increase (decrease) in net assets from operations	(7,203)	2,432	(25,377)	15,755	(33,269)	22,080	(24,354)	18,098

Contract Transactions:
Payments received from contract owners	1,097	1,757	1,700	3,477	728	2,630	2,000	3,663
Transfers between sub-accounts and the fixed account, net	(2,234)	8,803	(8,678)	8,972	(3,188)	11,832	1,516	9,398
Contract benefits	(104)	(234)	(771)	(785)	(1,263)	(767)	(308)	(349)
Contract terminations	(6,272)	(3,822)	(5,631)	(5,204)	(11,002)	(8,442)	(2,243)	(2,046)
Contract maintenance charges	(1)	(1)	(2)	(3)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(16)	(33)	(77)	(2)	71	22	2	85

Net increase (decrease) in net assets from contract transactions	(7,530)	6,470	(13,459)	6,455	(14,655)	5,274	967	10,751

Total increase (decrease) in net assets	(14,733)	8,902	(38,836)	22,210	(47,924)	27,354	(23,387)	28,849

Net Assets:
Beginning of period	75,816	66,914	180,611	158,401	214,965	187,611	151,819	122,970

End of period	$61,083	$75,816	$141,775	$180,611	$167,041	$214,965	$128,432	$151,819

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$543	$490	$11	$11	$300	$298	$4	$—
Net realized gain (loss) on investments	12,136	4,182	67	74	1,209	1,351	49	69
Unrealized appreciation (depreciation)	(24,475)	5,725	(112)	46	(1,807)	684	(273)	195

Net increase (decrease) in net assets from operations	(11,796)	10,397	(34)	131	(298)	2,333	(220)	264

Contract Transactions:
Payments received from contract owners	1,948	1,847	—	—	215	53	—	—
Transfers between sub-accounts and the fixed account, net	1,128	(2,207)	419	(208)	2,056	(1,706)	451	546
Contract benefits	(136)	(154)	(11)	(27)	(1)	—	(7)	(32)
Contract terminations	(1,006)	(2,226)	(92)	(6)	(285)	(195)	(84)	(30)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	16	17	(66)	8	—	—	—	4

Net increase (decrease) in net assets from contract transactions	1,950	(2,723)	250	(233)	1,985	(1,848)	360	488

Total increase (decrease) in net assets	(9,846)	7,674	216	(102)	1,687	485	140	752

Net Assets:
Beginning of period	67,739	60,065	1,040	1,142	18,702	18,217	1,355	603

End of period	$57,893	$67,739	$1,256	$1,040	$20,389	$18,702	$1,495	$1,355

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$69	$31	$(11)	$(17)	$(12)	$(19)	$6	$10
Net realized gain (loss) on investments	174	873	148	224	655	1,774	(13)	170
Unrealized appreciation (depreciation)	(1,268)	771	(889)	8	(4,734)	(265)	(133)	(248)

Net increase (decrease) in net assets from operations	(1,025)	1,675	(752)	215	(4,091)	1,490	(140)	(68)

Contract Transactions:
Payments received from contract owners	73	231	—	—	50	145	—	—
Transfers between sub-accounts and the fixed account, net	1,466	1,801	(296)	574	(1,305)	686	(2)	126
Contract benefits	—	—	(3)	(5)	—	—	(10)	(3)
Contract terminations	(141)	(141)	(95)	(36)	(285)	(48)	(1)	(123)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(1)	(7)	(1)	(1)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	1,398	1,891	(395)	526	(1,541)	782	(15)	(1)

Total increase (decrease) in net assets	373	3,566	(1,147)	741	(5,632)	2,272	(155)	(69)

Net Assets:
Beginning of period	7,352	3,786	2,196	1,455	11,694	9,422	702	771

End of period	$7,725	$7,352	$1,049	$2,196	$6,062	$11,694	$547	$702

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$197	$315	$84	$20	$1,058	$561	$387	$208	$419	$264
Net realized gain (loss) on investments	(175)	3,673	27	4	(48)	47	(320)	141	1,206	2,390
Unrealized appreciation (depreciation)	(3,180)	(4,488)	(100)	17	(1,242)	294	(3,565)	(1,041)	(8,803)	2,872

Net increase (decrease) in net assets from operations	(3,158)	(500)	11	41	(232)	902	(3,498)	692	(7,178)	5,526

Contract Transactions:
Payments received from contract owners	178	1,222	—	—	551	939	340	1,394	631	600
Transfers between sub-accounts and the fixed account, net	573	(4,705)	1,325	260	974	7,952	2,034	(3,401)	6,536	15,111
Contract benefits	(1)	—	(78)	(27)	—	(26)	(14)	(36)	(12)	(37)
Contract terminations	(242)	(199)	—	—	(1,448)	(572)	(613)	(228)	(654)	(2,867)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	32	9	(1)	(1)	7	(8)	5	6

Net increase (decrease) in net assets from contract transactions	508	(3,681)	1,279	242	76	8,292	1,754	(2,263)	6,506	12,813

Total increase (decrease) in net assets	(2,650)	(4,181)	1,290	283	(156)	9,194	(1,744)	(2,955)	(672)	18,339

Net Assets:
Beginning of period	15,195	19,376	1,153	870	25,709	16,515	26,880	26,880	34,042	15,703

End of period	$12,545	$15,195	$2,443	$1,153	$25,553	$25,709	$25,136	$26,880	$33,370	$34,042

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$99	$71	$330	$363	$4	$38	$603	$511
Net realized gain (loss) on investments	260	1,493	76	647	487	53	(110)	(77)
Unrealized appreciation (depreciation)	(1,803)	(348)	(2,903)	(137)	(2,240)	123	(2,390)	(676)

Net increase (decrease) in net assets from operations	(1,444)	1,216	(2,497)	873	(1,749)	214	(1,897)	(242)

Contract Transactions:
Payments received from contract owners	156	117	230	716	9	190	214	224
Transfers between sub-accounts and the fixed account, net	2,015	1,039	2,518	2,111	527	(914)	(832)	(31)
Contract benefits	(2)	(5)	(5)	(23)	(25)	(73)	(9)	(27)
Contract terminations	(111)	(220)	(59)	(120)	(137)	(97)	(236)	(198)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	—	1	2	4	(8)	—	2
Net increase (decrease) in net assets from contract transactions	2,059	931	2,685	2,686	378	(902)	(863)	(30)

Total increase (decrease) in net assets	615	2,147	188	3,559	(1,371)	(688)	(2,760)	(272)

Net Assets:
Beginning of period	7,252	5,105	15,364	11,805	6,786	7,474	10,422	10,694

End of period	$7,867	$7,252	$15,552	$15,364	$5,415	$6,786	$7,662	$10,422

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(8)	$78	$7	$47	$(26)	$(44)
Net realized gain (loss) on investments	621	158	326	1,179	1,080	564
Unrealized appreciation (depreciation)	(1,420)	147	(1,713)	(363)	(2,857)	(832)

Net increase (decrease) in net assets from operations	(807)	383	(1,380)	863	(1,803)	(312)

Contract Transactions:
Payments received from contract owners	50	11	1	3	—	—
Transfers between sub-accounts and the fixed account, net	(177)	(386)	147	(84)	(114)	(43)
Contract benefits	(15)	(20)	(14)	(19)	(39)	(303)
Contract terminations	(248)	(58)	(177)	(70)	(66)	(24)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	3	(16)	5	(6)	(6)	(138)

Net increase (decrease) in net assets from contract transactions	(387)	(469)	(38)	(176)	(227)	(510)

Total increase (decrease) in net asset	(1,194)	(86)	(1,418)	687	(2,030)	(822)

Net Assets:
Beginning of period	4,672	4,758	6,137	5,450	4,777	5,599

End of period	$3,478	$4,672	$4,719	$6,137	$2,747	$4,777

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio - Investor

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(11)	$(11)	$202	$146
Net realized gain (loss) on investments	245	92	(340)	12
Unrealized appreciation (depreciation)	(573)	233	(1,079)	255

Net increase (decrease) in net assets from operations	(339)	314	(1,217)	413

Contract Transactions:
Payments received from contract owners	—	—	6	13
Transfers between sub-accounts and the fixed account, net	(26)	—	(1,243)	(92)
Contract benefits	(26)	(32)	(23)	(6)
Contract terminations	(46)	(65)	(68)	(108)
Contract maintenance charges	—	(1)	—	—
Other transfers (to) from EFILI, net	7	14	—	—

Net increase (decrease) in net assets from contract transactions	(91)	(84)	(1,328)	(193)

Total increase (decrease) in net assets	(430)	230	(2,545)	220

Net Assets:
Beginning of period	1,585	1,355	7,767	7,547

End of period	$1,155	$1,585	$5,222	$7,767

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return Strategy Portfolio - Administrative		PVIT – Low Duration Portfolio - Administrative		PVIT – Real Return Portfolio - Administrative		PVIT – Total Return Portfolio - Administrative

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$2,239	$159	$495	$125	$1,485	$981	$952	$843
Net realized gain (loss) on investments	(120)	141	(262)	(59)	(432)	46	(1,039)	2,097
Unrealized appreciation (depreciation)	(2,201)	457	(2,418)	(534)	(3,929)	59	(6,521)	(3,737)

Net increase (decrease) in net assets from operations	(82)	757	(2,185)	(468)	(2,876)	1,086	(6,608)	(797)

Contract Transactions:
Payments received from contract owners	117	152	395	210	53	97	218	118
Transfers between sub-accounts and the fixed account, net	2,403	2,332	(2,526)	(4,927)	(643)	2,381	(5,777)	(3,092)
Contract benefits	(26)	—	(4)	(73)	(43)	(17)	(23)	(17)
Contract terminations	(210)	(19)	(1,918)	(677)	(695)	(609)	(2,219)	(1,556)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(2)	—	(5)	1	1	3	1

Net increase (decrease) in net assets from contract transactions	2,283	2,463	(4,054)	(5,473)	(1,327)	1,853	(7,798)	(4,546)

Total increase (decrease) in net assets	2,201	3,220	(6,239)	(5,941)	(4,203)	2,939	(14,406)	(5,343)

Net Assets:
Beginning of period	4,758	1,538	38,427	44,368	22,642	19,703	49,452	54,795

End of period	$6,959	$4,758	$32,188	$38,427	$18,439	$22,642	$35,046	$49,452

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund - Class I		FTVIP – Templeton Global Bond Fund - Class 2		FTVIP – Franklin U.S. Government Securities Fund - Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(60)	$217	$(9)	$(13)	$140	$173
Net realized gain (loss) on investments	178	5,664	(323)	(325)	(208)	(7)
Unrealized appreciation (depreciation)	(6,127)	(3,698)	23	(33)	(681)	(336)

Net increase (decrease) in net assets from operations	(6,009)	2,183	(309)	(371)	(749)	(170)

Contract Transactions:
Payments received from contract owners	241	305	13	70	41	111
Transfers between sub-accounts and the fixed account, net	(1,876)	1,520	(134)	(1,292)	(774)	(550)
Contract benefits	(1)	(1)	—	—	—	—
Contract terminations	(755)	(366)	(327)	(54)	(578)	(167)
Contract maintenance charges	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	—	2	(1)	1	2	—

Net increase (decrease) in net assets from contract transactions	(2,392)	1,459	(449)	(1,275)	(1,309)	(606)

Total increase (decrease) in net assets	(8,401)	3,642	(758)	(1,646)	(2,058)	(776)

Net Assets:
Beginning of period	37,966	34,324	6,101	7,747	7,675	8,451

End of period	$29,565	$37,966	$5,343	$6,101	$5,617	$7,675

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP – Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

As of December 31, 2022, the net assets and units of Retirement Reserve contracts that have annuitized were $17,822,000 and 83,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such,

50	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2022 or 2021. The Account had no Level 3 activity during 2022 and 2021.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2022 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2022 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2022:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market Initial Class	$24,682	$20,486
VIP - Government Money Market Investor Class	177,080	113,539
VIP - High Income Initial Class	480	946
VIP - High Income Investor Class	4,331	8,402
VIP - Equity- Income Initial Class	2,927	6,515
VIP - Equity- Income Investor Class	13,316	10,996
VIP - Growth Initial Class	7,437	10,435
VIP - Growth Investor Class	17,542	16,869
VIP - Overseas Initial Class	185	929
VIP - Overseas Investor Class	2,502	3,554
VIP - Investment Grade Bond Initial Class	1,420	2,890
VIP - Investment Grade Bond Investor Class	11,957	15,938
VIP - Asset Manager Initial Class	2,562	2,381
VIP - Asset Manager Investor Class	2,987	2,734
VIP - Index 500 Initial Class	40,118	24,777
VIP - Asset Manager Growth Initial Class	623	1,065

52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - (Continued)

	Purchases (000s)	Sales (000s)
VIP - Asset Manager Growth Investor Class	$1,444	$661
VIP - Contrafund Initial Class	7,519	11,872
VIP - Contrafund Investor Class	17,044	17,076
VIP - Balanced Initial Class	1,835	2,244
VIP - Balanced Investor Class	38,758	27,494
VIP - Dynamic Capital Appreciation Initial Class	347	245
VIP - Dynamic Capital Appreciation Investor Class	2,572	3,529
VIP - Growth & Income Initial Class	3,404	4,301
VIP - Growth & Income Investor Class	9,875	5,512
VIP - Growth Opportunities Initial Class	4,150	5,661
VIP - Growth Opportunities Investor Class	18,453	19,267
VIP - Mid Cap Initial Class	2,673	2,532
VIP - Mid Cap Investor Class	9,361	5,407
VIP - Value Strategies Initial Class	693	1,312
VIP - Value Strategies Investor Class	6,392	7,986
VIP - Utilities Initial Class	6,215	963
VIP - Utilities Investor Class	10,358	6,916
VIP - Technology Initial Class	7,143	12,991
VIP - Technology Investor Class	25,280	22,871
VIP - Energy Initial Class	10,572	7,186
VIP - Energy Investor Class	34,918	28,252
VIP - Health Care Initial Class	1,420	2,212
VIP - Health Care Investor Class	10,693	10,317
VIP - Financial Services Initial Class	3,404	3,587
VIP - Financial Services Investor Class	6,415	11,442
VIP - Industrials Initial Class	308	128
VIP - Industrials Investor Class	4,094	2,283
VIP - Consumer Discretionary Initial Class	337	949
VIP - Consumer Discretionary Investor Class	4,507	5,640
VIP - Real Estate Initial Class	1,084	950
VIP - Real Estate Investor Class	3,516	5,163
VIP - Strategic Income Initial Class	262	890
VIP - Strategic Income Investor Class	6,454	10,782
VIP - International Capital Appreciation Initial Class	250	325
VIP - International Capital Appreciation Investor Class	4,510	4,139
VIP - Value Initial Class	1,752	1,178
VIP - Value Investor Class	14,953	8,663
VIP - Freedom Income Initial Class	60	71
VIP - Freedom Income Investor Class	543	1,918
VIP - Freedom 2005 Initial Class	93	124
VIP - Investor Freedom 2005 Investor Class	488	585
VIP - Freedom 2010 Initial Class	75	37
VIP - Investor Freedom 2010 Investor Class	492	535
VIP - Freedom 2015 Initial Class	142	70
VIP - Investor Freedom 2015 Investor Class	2,493	314
VIP - Freedom 2020 Initial Class	342	512
VIP - Investor Freedom 2020 Investor Class	2,867	3,643
VIP - Freedom 2025 Initial Class	236	324
VIP - Investor Freedom 2025 Investor Class	3,091	7,058
VIP - Freedom 2030 Initial Class	182	40
VIP - Investor Freedom 2030 Investor Class	4,805	1,577
VIP - Freedom Lifetime Income I	101	232
VIP - Freedom Lifetime Income Ii	104	93
VIP - Freedom Lifetime Income Iii	258	164
VIP - Disciplined Small Cap Initial Class	331	347
VIP - Disciplined Small Cap Investor Class	7,052	3,006
VIP - Fundsmanager 20% Investor Class	13,197	14,595
VIP - Fundsmanager 50% Investor Class	39,148	23,148
VIP - Fundsmanager 60% Investor Class	42,179	22,091
VIP - Fundsmanager 70% Investor Class	36,854	9,854

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
VIP - Fundsmanager 85% Investor Class	$18,437	$3,807
VIP - Consumer Staples Initial Class	777	448
VIP - Consumer Staples Investor Class	7,749	4,323
VIP - Materials Initial Class	1,025	619
VIP - Materials Investor Class	5,218	3,513
VIP - Communication Services Initial Class	136	455
VIP - Communication Services Investor Class	1,114	2,200
VIP - Emerging Markets Initial Class	134	142
VIP - Emerging Markets Investor Class	3,065	2,360
VIP - Floating Rate High Income Initial Class	2,828	1,464
VIP - Floating Rate High Income Investor Class	8,990	7,856
VIP - Bond Index Initial Class	9,381	7,240
VIP - Total Market Index Initial Class	13,127	6,149
VIP - Extended Market Index Initial Class	3,681	1,373
VIP - International Index Initial Class	4,064	1,048
VIF - Emerging Markets Equity Class I	1,680	726
VIF - Emerging Markets Debt Class I	1,033	1,292
VIF - Global Strategist - Class Ii	881	615
Invesco - V.I. Global Core Equity Series I	609	299
Allspring - VT Discovery Class 2	1,086	260
Allspring - VT Opportunity Class 2	255	110
Lazard - Retirement Emerging Markets Portfolio - Investor	1,008	2,133
PVIT - Commodity Real Return Strategy Portfolio - Administrative	15,839	11,316
PVIT - Low Duration Portfolio - Administrative	4,367	7,925
PVIT - Real Return Portfolio - Administrative	5,159	5,002
PVIT - Total Return Portfolio - Administrative	2,364	9,213
Blackrock - Global Allocation V.i. Fund - Class I	1,271	3,330
FTVIP - Templeton Global Bond Fund - Class 2	799	1,257
FTVIP - Franklin Us Government Securities Fund - CLass 2	2,997	4,166

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2022:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market Initial Class	24,234	$24,234	$1.00
VIP - Government Money Market Investor Class	216,581	216,581	1.00
VIP - High Income Initial Class	965	12,051	4.41
VIP - High Income Investor Class	6,196	36,947	4.38
VIP - Equity- Income Initial Class	1,719	44,219	23.56
VIP - Equity- Income Investor Class	2,377	60,520	23.38
VIP - Growth Initial Class	805	60,956	71.51
VIP - Growth Investor Class	748	69,292	70.94
VIP - Overseas Initial Class	304	7,907	21.70
VIP - Overseas Investor Class	858	21,926	21.61
VIP - Investment Grade Bond Initial Class	1,065	14,589	10.80
VIP - Investment Grade Bond Investor Class	5,505	74,779	10.75
VIP - Asset Manager Initial Class	1,460	25,011	14.32
VIP - Asset Manager Investor Class	1,605	26,733	14.20
VIP - Index 500 Initial Class	914	292,710	374.78
VIP - Asset Manager Growth Initial Class	338	6,241	18.72
VIP - Asset Manager Growth Investor Class	556	11,354	18.58
VIP - Contrafund Initial Class	2,986	108,358	37.88
VIP - Contrafund Investor Class	4,520	183,660	37.56
VIP - Balanced Initial Class	698	13,431	19.38
VIP - Balanced Investor Class	13,900	273,646	19.17
VIP - Dynamic Capital Appreciation Initial Class	115	1,744	13.72
VIP - Dynamic Capital Appreciation Investor Class	793	12,438	13.68

54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth & Income Initial Class	668	$14,622	$24.02
VIP - Growth & Income Investor Class	1,428	33,555	23.88
VIP - Growth Opportunities Initial Class	336	19,816	41.03
VIP - Growth Opportunities Investor Class	1,317	90,121	40.58
VIP - Mid Cap Initial Class	745	27,221	32.72
VIP - Mid Cap Investor Class	1,673	63,020	32.42
VIP - Value Strategies Initial Class	333	5,527	14.38
VIP - VALUE STRATEGIES INVESTOR CLASS	1,300	21,197	14.24
VIP - Utilities Initial Class	339	7,085	21.52
VIP - Utilities Investor Class	828	16,869	21.36
VIP - Technology Initial Class	899	24,833	20.94
VIP - Technology Investor Class	3,920	105,255	20.54
VIP - Energy Initial Class	293	7,670	25.16
VIP - Energy Investor Class	1,157	29,010	25.10
VIP - Health Care Initial Class	387	13,026	32.87
VIP - Health Care Investor Class	1,960	66,877	32.48
VIP - Financial Services Initial Class	74	1,215	14.01
VIP - Financial Services Investor Class	1,219	18,887	13.93
VIP - Industrials Initial Class	99	2,202	18.23
VIP - Industrials Investor Class	845	18,802	18.02
VIP - Consumer Discretionary Initial Class	56	1,724	23.54
VIP - Consumer Discretionary Investor Class	684	21,152	23.41
VIP - Real Estate Initial Class	155	3,756	16.54
VIP - Real Estate Investor Class	930	20,245	16.43
VIP - Strategic Income Initial Class	391	4,621	10.02
VIP - Strategic Income Investor Class	5,362	63,563	9.98
VIP - International Capital Appreciation Initial Class	107	2,032	16.69
VIP - International Capital Appreciation Investor Class	1,672	33,283	16.53
VIP - Value Initial Class	163	2,970	16.73
VIP - Value Investor Class	1,671	29,909	16.69
VIP - Freedom Income Initial Class	81	953	10.61
VIP - Freedom Income Investor Class	295	3,706	10.52
VIP - Freedom 2005 Initial Class	69	854	11.03
VIP - Investor Freedom 2005 Investor Class	204	2,482	10.45
VIP - Freedom 2010 Initial Class	75	985	11.55
VIP - Investor Freedom 2010 Investor Class	444	5,468	11.27
VIP - Freedom 2015 Initial Class	94	1,211	10.95
VIP - Investor Freedom 2015 Investor Class	847	11,015	11.06
VIP - Freedom 2020 Initial Class	167	2,316	11.56
VIP - Investor Freedom 2020 Investor Class	1,370	18,022	11.39
VIP - Freedom 2025 Initial Class	128	1,928	13.73
VIP - Investor Freedom 2025 Investor Class	1,345	19,644	12.67
VIP - Freedom 2030 Initial Class	97	1,459	13.72
VIP - Investor Freedom 2030 Investor Class	1,670	23,874	12.79
VIP - Freedom Lifetime Income I	114	1,309	9.93
VIP - Freedom Lifetime Income Ii	79	960	11.04
VIP - Freedom Lifetime Income Iii	185	2,310	11.63
VIP - Disciplined Small Cap Initial Class	77	1,385	13.62
VIP - Disciplined Small Cap Investor Class	1,702	29,470	13.54
VIP - Fundsmanager 20% Investor Class	6,084	70,402	10.04
VIP - Fundsmanager 50% Investor Class	13,737	173,050	10.32
VIP - Fundsmanager 60% Investor Class	19,222	212,648	8.69
VIP - Fundsmanager 70% Investor Class	11,969	155,657	10.73
VIP - Fundsmanager 85% Investor Class	5,513	71,091	10.50
VIP - Consumer Staples Initial Class	65	1,278	19.46
VIP - Consumer Staples Investor Class	1,054	20,667	19.35
VIP - Materials Initial Class	92	1,625	16.24
VIP - Materials Investor Class	476	8,430	16.23
VIP - Communication Services Initial Class	92	1,583	11.36
VIP - Communication Services Investor Class	539	9,239	11.25

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets Initial Class	55	$827	$9.87
VIP - Emerging Markets Investor Class	1,277	18,029	9.82
VIP - Floating Rate High Income Initial Class	259	2,546	9.43
VIP - Floating Rate High Income Investor Class	2,713	27,310	9.42
VIP - Bond Index Initial Class	2,674	29,349	9.40
VIP - Total Market Index Initial Class	2,413	36,405	13.83
VIP - Extended Market Index Initial Class	701	9,370	11.22
VIP - International Index Initial Class	1,655	17,270	9.40
VIF - Emerging Markets Equity Class I	454	9,043	11.92
VIF - Emerging Markets Debt Class I	1,424	12,779	5.38
VIF - Global Strategist - Class Ii	455	5,201	7.64
Invesco - V.I. Global Core Equity Series I	590	6,121	8.00
Allspring - VT Discovery Class 2	161	4,570	17.03
Allspring - VT Opportunity Class 2	52	1,432	22.32
Lazard - Retirement Emerging Markets Portfolio - Investor	295	7,583	17.72
PVIT - Commodity Real Return Strategy Portfolio - Administrative	1,010	10,262	6.89
PVIT - Low Duration Portfolio - Administrative	3,395	36,275	9.48
PVIT - Real Return Portfolio - Administrative	1,603	23,122	11.50
PVIT - Total Return Portfolio - Administrative	3,903	45,209	8.98
Blackrock - Global Allocation V.i. Fund - Class I	2,014	36,448	14.68
FTVIP - Templeton Global Bond Fund - Class 2	428	8,457	12.48
FTVIP - Franklin Us Government Securities Fund - Class 2	551	7,034	10.19

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Government Money Market Initial Class
Units Issued	1,393	616	3	—
Units Redeemed	(1,203)	(732)	(2)	(2)

Net Increase (Decrease)	190	(116)	1	(2)

VIP - High Income Initial Class
Units Issued	3	6	1	—
Units Redeemed	(14)	(13)	(2)	(2)

Net Increase (Decrease)	(11)	(7)	(1)	(2)

VIP - Equity-Income Initial Class
Units Issued	5	9	1	—
Units Redeemed	(35)	(23)	(3)	(6)

Net Increase (Decrease)	(30)	(14)	(2)	(6)

VIP - Growth Initial Class
Units Issued	6	5	1	—
Units Redeemed	(34)	(15)	(2)	(5)

Net Increase (Decrease)	(28)	(10)	(1)	(5)

VIP - Overseas Initial Class
Units Issued	1	2	—	—
Units Redeemed	(12)	(6)	(1)	(1)

Net Increase (Decrease)	(11)	(4)	(1)	(1)

VIP - Investment Grade Bond Initial Class
Units Issued	11	26	1	—
Units Redeemed	(55)	(64)	(5)	(7)

Net Increase (Decrease)	(44)	(38)	(4)	(7)

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Asset Manager Initial Class
Units Issued	9	3	—	—
Units Redeemed	(29)	(34)	(3)	(2)

Net Increase (Decrease)	(20)	(31)	(3)	(2)

VIP - Index 500 Initial Class
Units Issued	16	25	—	1
Units Redeemed	(47)	(60)	(6)	(13)

Net Increase (Decrease)	(31)	(35)	(6)	(12)

VIP - Asset Manager: Growth Initial Class
Units Issued	—	—	—	—
Units Redeemed	(17)	(5)	(1)	(1)

Net Increase (Decrease)	(17)	(5)	(1)	(1)

VIP - Contrafund Initial Class
Units Issued	8	8	—	1
Units Redeemed	(66)	(47)	(9)	(8)

Net Increase (Decrease)	(58)	(39)	(9)	(7)

VIP - Balanced Initial Class
Units Issued	13	19	1	—
Units Redeemed	(39)	(29)	(5)	(6)

Net Increase (Decrease)	(26)	(10)	(4)	(6)

VIP - Dynamic Capital Appreciation Initial Class
Units Issued	2	4	—	—
Units Redeemed	(5)	(6)	—	(1)

Net Increase (Decrease)	(3)	(2)	—	(1)

VIP - Growth & Income Initial Class
Units Issued	43	13	4	3
Units Redeemed	(70)	(25)	(3)	(8)

Net Increase (Decrease)	(27)	(12)	1	(5)

VIP - Growth Opportunities Initial Class
Units Issued	4	43	1	4
Units Redeemed	(66)	(58)	(9)	(4)

Net Increase (Decrease)	(62)	(15)	(8)	—

VIP - Mid Cap Initial Class
Units Issued	13	11	2	1
Units Redeemed	(30)	(19)	(6)	(10)

Net Increase (Decrease)	(17)	(8)	(4)	(9)

VIP - Value Strategies Initial Class
Units Issued	10	100	—	1
Units Redeemed	(30)	(70)	(1)	(4)

Net Increase (Decrease)	(20)	30	(1)	(3)

VIP - Utilities Initial Class
Units Issued	149	4	5	—
Units Redeemed	(25)	(12)	1	—

Net Increase (Decrease)	124	(8)	6	—

VIP - Technology Initial Class
Units Issued	52	72	2	3
Units Redeemed	(137)	(114)	(17)	(8)

Net Increase (Decrease)	(85)	(42)	(15)	(5)

VIP - Energy Initial Class
Units Issued	315	101	28	3
Units Redeemed	(239)	(79)	(6)	(1)

Net Increase (Decrease)	76	22	22	2

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Health Care Initial Class
Units Issued	8	23	1	4
Units Redeemed	(26)	(38)	(7)	(2)

Net Increase (Decrease)	(18)	(15)	(6)	2

VIP - Financial Services Initial Class
Units Issued	136	68	1	10
Units Redeemed	(155)	(73)	(9)	—

Net Increase (Decrease)	(19)	(5)	(8)	10

VIP - Industrials Initial Class
Units Issued	1	4	—	—
Units Redeemed	(3)	(8)	1	(1)

Net Increase (Decrease)	(2)	(4)	1	(1)

VIP - Consumer Discretionary Initial Class
Units Issued	3	11	—	—
Units Redeemed	(19)	(8)	(2)	—

Net Increase (Decrease)	(16)	3	(2)	—

VIP - Real Estate Initial Class
Units Issued	19	11	2	1
Units Redeemed	(19)	(8)	(3)	—

Net Increase (Decrease)	—	3	(1)	1

VIP - Strategic Income Initial Class
Units Issued	5	10	—	—
Units Redeemed	(36)	(15)	(3)	(6)

Net Increase (Decrease)	(31)	(5)	(3)	(6)

VIP - International Capital Appreciation Initial Class
Units Issued	3	6	—	1
Units Redeemed	(12)	(13)	1	(2)

Net Increase (Decrease)	(9)	(7)	1	(1)

VIP - Value Initial Class
Units Issued	41	30	9	3
Units Redeemed	(36)	(31)	(2)	(2)

Net Increase (Decrease)	5	(1)	7	1

VIP - Freedom Income Initial Class
Units Issued	—	7	—	—
Units Redeemed	(5)	(1)	—	—

Net Increase (Decrease)	(5)	6	—	—

VIP - Freedom 2005 Initial Class
Units Issued	1	—	—	—
Units Redeemed	(6)	(1)	—	—

Net Increase (Decrease)	(5)	(1)	—	—

VIP - Freedom 2010 Initial Class
Units Issued	—	—	—	—
Units Redeemed	(1)	(7)	—	—

Net Increase (Decrease)	(1)	(7)	—	—

VIP - Freedom 2015 Initial Class
Units Issued	—	—	—	—
Units Redeemed	(3)	(4)	—	—

Net Increase (Decrease)	(3)	(4)	—	—

VIP - Freedom 2020 Initial Class
Units Issued	2	16	—	—
Units Redeemed	(20)	(16)	—	—

Net Increase (Decrease)	(18)	—	—	—

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Freedom 2025 Initial Class
Units Issued	2	11	—	—
Units Redeemed	(12)	(11)	—	—

Net Increase (Decrease)	(10)	—	—	—

VIP - Freedom 2030 Initial Class
Units Issued	3	6	—	—
Units Redeemed	(2)	(1)	—	—

Net Increase (Decrease)	1	5	—	—

VIP - Disciplined Small Cap Initial Class
Units Issued	3	21	—	3
Units Redeemed	(13)	(21)	(1)	(2)

Net Increase (Decrease)	(10)	—	(1)	1

VIP - FundsManager 20% Investor Class
Units Issued	5	40	—	—
Units Redeemed	(36)	(33)	(5)	(6)

Net Increase (Decrease)	(31)	7	(5)	(6)

VIP - FundsManager 50% Investor Class
Units Issued	12	17	22	4
Units Redeemed	(51)	(48)	(17)	(21)

Net Increase (Decrease)	(39)	(31)	5	(17)

VIP - FundsManager 60% Investor Class
Units Issued	—	5	—	1
Units Redeemed	(7)	(23)	(3)	(6)

Net Increase (Decrease)	(7)	(18)	(3)	(5)

VIP - FundsManager 70% Investor Class
Units Issued	1	5	5	3
Units Redeemed	(32)	(15)	(13)	(9)

Net Increase (Decrease)	(31)	(10)	(8)	(6)

VIP - FundsManager 85% Investor Class
Units Issued	1	—	1	—
Units Redeemed	(13)	(9)	(1)	(3)

Net Increase (Decrease)	(12)	(9)	—	(3)

VIP - Consumer Staples Initial Class
Units Issued	20	3	—	1
Units Redeemed	(11)	(10)	(3)	(1)

Net Increase (Decrease)	9	(7)	(3)	—

VIP - Materials Initial Class
Units Issued	34	37	3	4
Units Redeemed	(23)	(21)	(3)	(2)

Net Increase (Decrease)	11	16	—	2

VIP - Communication Services Initial Class
Units Issued	2	28	—	5
Units Redeemed	(18)	(11)	—	(5)

Net Increase (Decrease)	(16)	17	—	—

VIP - Emerging Markets Initial Class
Units Issued	7	38	3	10
Units Redeemed	(7)	(40)	(3)	(10)

Net Increase (Decrease)	—	(2)	—	—

VIP - Floating Rate High Income Initial Class
Units Issued	223	23	1	1
Units Redeemed	(116)	(2)	(2)	(2)

Net Increase (Decrease)	107	21	(1)	(1)

59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Bond Index Initial Class
Units Issued	46	56	1	1
Units Redeemed	(43)	(150)	(2)	(1)

Net Increase (Decrease)	3	(94)	(1)	—

VIP - Total Market Index Initial Class
Units Issued	45	16	1	2
Units Redeemed	(49)	(16)	(2)	(2)

Net Increase (Decrease)	(4)	—	(1)	—

VIP - Extended Market Index Initial Class
Units Issued	30	41	1	2
Units Redeemed	(7)	(30)	—	(2)

Net Increase (Decrease)	23	11	1	—

VIP - International Index Initial Class
Units Issued	17	14	—	3
Units Redeemed	(14)	(11)	—	(3)

Net Increase (Decrease)	3	3	—	—

VIF - Emerging Markets Equity Class I
Units Issued	—	—	—	—
Units Redeemed	(4)	(5)	(1)	(1)

Net Increase (Decrease)	(4)	(5)	(1)	(1)

VIF - Emerging Markets Debt Class I
Units Issued	1	3	—	—
Units Redeemed	(1)	(3)	—	—

Net Increase (Decrease)	—	—	—	—

VIF - Global Strategist - Class II
Units Issued	—	—	—	1
Units Redeemed	(6)	(3)	(1)	(2)

Net Increase (Decrease)	(6)	(3)	(1)	(1)

Invesco - V.I. Global Core Equity Series I
Units Issued	—	3	—	—
Units Redeemed	(1)	(5)	(1)	—

Net Increase (Decrease)	(1)	(2)	(1)	—

Allspring - VT Discovery Class 2
Units Issued	—	—	—	—
Units Redeemed	(5)	(3)	(1)	(1)

Net Increase (Decrease)	(5)	(3)	(1)	(1)

Allspring - VT Opportunity Class 2
Units Issued	—	—	—	—
Units Redeemed	(1)	(1)	—	—

Net Increase (Decrease)	(1)	(1)	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	1	5	—	—
Units Redeemed	(2)	(2)	(1)	—

Net Increase (Decrease)	(1)	3	(1)	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	—	—	71	—
Units Redeemed	—	—	(36)	—

Net Increase (Decrease)	—	—	35	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	7	60	—	—
Units Redeemed	(36)	(65)	—	—

Net Increase (Decrease)	(29)	(5)	—	—

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
PVIT - Real Return Portfolio - Administrative
Units Issued	4	46	—	2
Units Redeemed	(20)	(24)	(2)	—

Net Increase (Decrease)	(16)	22	(2)	2

PVIT - Total Return Portfolio - Administrative
Units Issued	2	2	—	—
Units Redeemed	(33)	(4)	—	—

Net Increase (Decrease)	(31)	(2)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	—	7	—	—
Units Redeemed	(5)	(6)	—	—

Net Increase (Decrease)	(5)	1	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	3	1	—	—
Units Redeemed	(3)	(17)	—	—

Net Increase (Decrease)	—	(16)	—	—

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
Units Issued	75	5	—	—
Units Redeemed	(101)	(21)	—	—

Net Increase (Decrease)	(26)	(16)	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Government Money Market Investor Class
Units Issued	25,093	20,395	—	—
Units Redeemed	(19,536)	(22,454)	—	—

Net Increase (Decrease)	5,557	(2,059)	—	—

VIP - High Income Investor Class
Units Issued	160	432	—	—
Units Redeemed	(434)	(426)	—	—

Net Increase (Decrease)	(274)	6	—	—

VIP - Equity-Income Investor Class
Units Issued	340	493	—	—
Units Redeemed	(353)	(336)	—	—

Net Increase (Decrease)	(13)	157	—	—

VIP - Growth Investor Class
Units Issued	222	316	—	—
Units Redeemed	(301)	(301)	—	—

Net Increase (Decrease)	(79)	15	—	—

VIP - Overseas Investor Class
Units Issued	103	261	—	—
Units Redeemed	(168)	(195)	—	—

Net Increase (Decrease)	(65)	66	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	515	648	—	—
Units Redeemed	(1,095)	(1,478)	—	—

Net Increase (Decrease)	(580)	(830)	—	—

VIP - Asset Manager Investor Class
Units Issued	35	93	—	—
Units Redeemed	(110)	(180)	—	—

Net Increase (Decrease)	(75)	(87)	—	—

VIP - Index 500 Initial Class
Units Issued	801	1,395	—	—
Units Redeemed	(521)	(1,296)	—	—

Net Increase (Decrease)	280	99	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	19	71	—	—
Units Redeemed	(25)	(64)	—	—

Net Increase (Decrease)	(6)	7	—	—

VIP - Contrafund Investor Class
Units Issued	223	626	—	—
Units Redeemed	(443)	(676)	—	—

Net Increase (Decrease)	(220)	(50)	—	—

VIP - Balanced Investor Class
Units Issued	595	1,321	—	—
Units Redeemed	(621)	(849)	—	—

Net Increase (Decrease)	(26)	472	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	19	44	—	—
Units Redeemed	(73)	(46)	—	—

Net Increase (Decrease)	(54)	(2)	—	—

VIP - Growth & Income Investor Class
Units Issued	218	149	—	—
Units Redeemed	(146)	(125)	—	—

Net Increase (Decrease)	72	24	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Growth Opportunities Investor Class
Units Issued	90	409	—	—
Units Redeemed	(278)	(446)	—	—

Net Increase (Decrease)	(188)	(37)	—	—

VIP - Mid Cap Investor Class
Units Issued	179	287	—	—
Units Redeemed	(168)	(257)	—	—

Net Increase (Decrease)	11	30	—	—

VIP - Value Strategies Investor Class
Units Issued	169	518	—	—
Units Redeemed	(242)	(350)	—	—

Net Increase (Decrease)	(73)	168	—	—

VIP - Utilities Investor Class
Units Issued	272	107	—	—
Units Redeemed	(198)	(132)	—	—

Net Increase (Decrease)	74	(25)	—	—

VIP - Technology Investor Class
Units Issued	203	332	—	—
Units Redeemed	(310)	(344)	—	—

Net Increase (Decrease)	(107)	(12)	—	—

VIP - Energy Investor Class
Units Issued	2,008	1,294	—	—
Units Redeemed	(1,721)	(702)	—	—

Net Increase (Decrease)	287	592	—	—

VIP - Health Care Investor Class
Units Issued	122	252	—	—
Units Redeemed	183)	(261)	—	—

Net Increase (Decrease)	(61)	(9)	—	—

VIP - Financial Services Investor Class
Units Issued	222	561	—	—
Units Redeemed	(404)	(317)	—	—

Net Increase (Decrease)	(182)	244	—	—

VIP - Industrials Investor Class
Units Issued	57	160	—	—
Units Redeemed	(65)	(135)	—	—

Net Increase (Decrease)	(8)	25	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	56	142	—	—
Units Redeemed	(116)	(114)	—	—

Net Increase (Decrease)	(60)	28	—	—

VIP - Real Estate Investor Class
Units Issued	98	284	—	—
Units Redeemed	193)	(125)	—	—

Net Increase (Decrease)	(95)	159	—	—

VIP - Strategic Income Investor Class
Units Issued	282	586	—	—
Units Redeemed	(637)	(524)	—	—

Net Increase (Decrease)	(355)	62	—	—

VIP - International Capital Appreciation
Investor Class
Units Issued	73	231	—	—
Units Redeemed	(160)	(235)	—	—

Net Increase (Decrease)	(87)	(4)	—	—

VIP - Value Investor Class
Units Issued	376	253	—	—
Units Redeemed	(252)	(156)	—	—

Net Increase (Decrease)	124	97	—	—

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Investor Freedom Income Investor Class
Units Issued	16	105	—	—
Units Redeemed	(105)	(100)	—	—

Net Increase (Decrease)	(89)	5	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	15	161	—	—
Units Redeemed	(30)	(151)	—	—

Net Increase (Decrease)	(15)	10	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	6	25	—	—
Units Redeemed	(24)	(9)	—	—

Net Increase (Decrease)	(18)	16	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	70	158	—	—
Units Redeemed	(13)	(153)	—	—

Net Increase (Decrease)	57	5	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	52	246	—	—
Units Redeemed	(142)	(399)	—	—

Net Increase (Decrease)	(90)	(153)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	35	322	—	—
Units Redeemed	(260)	(208)	—	—

Net Increase (Decrease)	(225)	114	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	98	135	—	—
Units Redeemed	(57)	(88)	—	—

Net Increase (Decrease)	41	47	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(11)	(7)

Net Increase (Decrease)	—	—	(11)	(6)

VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(4)

Net Increase (Decrease)	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	1	1
Units Redeemed	—	—	(7)	(6)

Net Increase (Decrease)	—	—	(6)	(5)

VIP - Disciplined Small Cap Investor Class
Units Issued	76	343	—	—
Units Redeemed	(96)	(310)	—	—

Net Increase (Decrease)	(20)	33	—	—

VIP - FundsManager 20% Investor Class
Units Issued	444	1,031	—	—
Units Redeemed	(852)	(628)	(2)	(2)

Net Increase (Decrease)	(408)	403	(2)	(2)

VIP - FundsManager 50% Investor Class
Units Issued	448	1,034	—	1
Units Redeemed	(1,009)	(687)	(25)	(16)

Net Increase (Decrease)	(561)	347	(25)	(15)

VIP - FundsManager 60% Investor Class
Units Issued	297	946	3	—
Units Redeemed	(592)	(499)	(25)	(26)

Net Increase (Decrease)	(295)	447	(22)	(26)

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - FundsManager 70% Investor Class
Units Issued	426	967	—	—
Units Redeemed	(356)	(567)	(3)	(4)

Net Increase (Decrease)	70	400	(3)	(4)

VIP - FundsManager 85% Investor Class
Units Issued	198	257	1	—
Units Redeemed	(120)	(338)	(2)	(3)

Net Increase (Decrease)	78	(81)	(1)	(3)

VIP - Consumer Staples Investor Class
Units Issued	189	111	—	—
Units Redeemed	(138)	(164)	—	—

Net Increase (Decrease)	51	(53)	—	—

VIP - Materials Investor Class
Units Issued	171	346	—	—
Units Redeemed	(128)	(278)	—	—

Net Increase (Decrease)	43	68	—	—

VIP - Communication Services Investor Class
Units Issued	26	127	—	—
Units Redeemed	(72)	(108)	—	—

Net Increase (Decrease)	(46)	19	—	—

VIP - Emerging Markets Investor Class
Units Issued	176	420	—	—
Units Redeemed	(149)	(610)	—	—

Net Increase (Decrease)	27	(190)	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	697	874	—	—
Units Redeemed	(694)	(234)	—	—

Net Increase (Decrease)	3	640	—	—

VIP - Bond Index Initial Class
Units Issued	878	787	—	—
Units Redeemed	(696)	(894)	—	—

Net Increase (Decrease)	182	(107)	—	—

VIP - Total Market Index Initial Class
Units Issued	842	1,238	—	—
Units Redeemed	(423)	(426)	—	—

Net Increase (Decrease)	419	812	—	—

VIP - Extended Market Index Initial Class
Units Issued	239	365	—	—
Units Redeemed	(101)	(306)	—	—

Net Increase (Decrease)	138	59	—	—

VIP - International Index Initial Class
Units Issued	343	454	—	—
Units Redeemed	(90)	(242)	—	—

Net Increase (Decrease)	253	212	—	—

VIF - Emerging Markets Equity Class I
Units Issued	82	75	—	—
Units Redeemed	(42)	(108)	—	—

Net Increase (Decrease)	40	(33)	—	—

VIF - Emerging Market Debt Class I
Units Issued	27	90	—	—
Units Redeemed	(80)	(87)	—	—

Net Increase (Decrease)	(53)	3	—	—

VIF - Global Strategist - Class II
Units Issued	11	8	—	—
Units Redeemed	(26)	(24)	—	—

Net Increase (Decrease)	(15)	(16)	—	—

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
Invesco - V.I. Global Core Equity Series I
Units Issued	12	25	—	—
Units Redeemed	(14)	(30)	—	—

Net Increase (Decrease)	(2)	(5)	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	52	58	—	—
Units Redeemed	(157)	(73)	—	—

Net Increase (Decrease)	(105)	(15)	—	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	1,443	584	—	—
Units Redeemed	(1,266)	(241)	—	—

Net Increase (Decrease)	177	343	—	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	372	428	—	—
Units Redeemed	(691)	(873)	—	—

Net Increase (Decrease)	(319)	(445)	—	—

PVIT - Real Return Portfolio - Administrative
Units Issued	271	254	—	—
Units Redeemed	(357)	(155)	—	—

Net Increase (Decrease)	(86)	99	—	—

PVIT - Total Return Portfolio - Administrative
Units Issued	116	299	—	—
Units Redeemed	(663)	(592)	—	—

Net Increase (Decrease)	(547)	(293)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	52	219	—	—
Units Redeemed	(189)	(144)	—	—

Net Increase (Decrease)	(137)	75	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	80	46	—	—
Units Redeemed	(126)	(151)	—	—

Net Increase (Decrease)	(46)	(105)	—	—

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
Units Issued	207	218	—	—
Units Redeemed	(312)	(257)	—	—

Net Increase (Decrease)	(105)	(39)	—	—

			Growth and
			Guaranteed Income
(in thousands)			2022	2021
VIP - Government Money Market Investor Class
Units Issued			522	283
Units Redeemed			(458)	(325)

Net Increase (Decrease)			64	(42)

VIP - Balanced Investor Class
Units Issued			3	24
Units Redeemed			(321)	(234)

Net Increase (Decrease)			(318)	(211)

VIP - FundsManager 60% Investor Class
Units Issued			—	—
Units Redeemed			(362)	(216)

Net Increase (Decrease)			(362)	(216)

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Government Money Market Initial Class
2022	1,150	$21.08	$20.10	$24,234	0.80%	1.00%	1.45%	0.64%		0.43%
2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%	)	(1.00%	)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%	)	(0.69%	)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%		1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%		0.63%
VIP - Government Money Market Investor Class
2022	19,649	$10.54	$9.03	$216,580	0.10%	1.25%	1.54%	1.31%		0.16%
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%	)	(1.24%	)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%		(0.95%	)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%		0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%		0.35%
VIP - High Income Initial Class
2022	77	$55.69	$53.10	$4,258	0.80%	1.00%	4.99%	(12.09%	)	(12.26%	)
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%		3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%		1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%		13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%	)	(4.26%	)
VIP - High Income Investor Class
2022	1,483	$16.53	$25.80	$27,139	0.10%	0.25%	4.81%	(11.56%	)	(11.69%	)
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%		4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%		2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%		14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%	)	(3.74%	)
VIP - Equity-Income Initial Class
2022	246	$165.17	$157.48	$40,502	0.80%	1.00%	1.84%	(5.72%	)	(5.91%	)
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%		23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%		5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%		26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%	)	(9.21%	)
VIP - Equity-Income Investor Class
2022	1,619	$35.78	$52.41	$55,573	0.10%	0.25%	1.90%	(5.11%	)	(5.26%	)
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%		24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%		6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%		27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%	)	(8.60%	)
VIP - Growth Initial Class
2022	221	$260.60	$248.48	$57,602	0.80%	1.00%	0.62%	(25.06%	)	(25.21%	)
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	0.00%	22.23%		21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%		42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%		32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%	)	(1.17%	)
VIP - Growth Investor Class
2022	997	$54.72	$78.28	$53,077	0.10%	0.25%	0.54%	(24.59%	)	(24.70%	)
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%		22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%		43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%		33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%	)	(0.49%	)
VIP - Overseas Initial Class
2022	111	$59.42	$56.66	$6,589	0.80%	1.00%	1.05%	(25.09%	)	(25.24%	)
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%		18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%		14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%		26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%	)	(15.66%	)

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Overseas Investor Class
2022	904	$20.27	$27.75	$18,540	0.10%	0.25%	1.00%	(24.62%	)	(24.73%	)
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%		19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%		15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%		27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%	)	(15.11%	)
VIP - Investment Grade Bond Initial Class
2022	270	$42.95	$40.95	$11,509	0.80%	1.00%	2.17%	(13.65%	)	(13.82%	)
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%	)	(1.60%	)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%		8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%		8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%	)	(1.53%	)
VIP - Investment Grade Bond Investor Class
2022	4,075	$12.99	$16.51	$59,176	0.10%	0.25%	2.17%	(13.06%	)	(13.15%	)
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%	)	(0.89%	)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%		9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%		9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%	)	(0.82%	)
VIP - Asset Manager Initial Class
2022	299	$69.92	$66.66	$20,906	0.80%	1.00%	2.05%	(15.61%	)	(15.79%	)
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%		8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%		13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%		17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%	)	(6.30%	)
VIP - Asset Manager Investor Class
2022	1,029	$20.62	$28.82	$22,790	0.10%	0.25%	2.00%	(15.10%	)	(15.22%	)
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%		9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%		14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%		17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%	)	(5.63%	)
VIP - Index 500 Initial Class
2022	7,089	$43.76	$118.27	$342,362	0.10%	1.00%	1.49%	(18.30%	)	(19.03%	)
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%		27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%		17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%		30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%	)	(5.45%	)
VIP - Asset Manager: Growth Initial Class
2022	126	$50.34	$48.00	$6,310	0.80%	1.00%	1.76%	(17.54%	)	(17.71%)
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%		12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%		16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%		21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%	)	(8.58%	)
VIP - Asset Manager: Growth Investor Class
2022	395	$24.26	$34.97	$10,339	0.10%	0.25%	1.77%	(17.01%	)	(17.15%	)
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%		13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%		16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%		22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%	)	(7.96%	)
VIP - Contrafund Initial Class
2022	809	$140.20	$133.68	$113,088	0.80%	1.00%	0.50%	(26.90%	)	(27.05%	)
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%		26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%		29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%		30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%	)	(7.32%	)
VIP - Contrafund Investor Class
2022	4,247	$38.69	$58.40	$169,789	0.10%	0.25%	0.43%	(26.45%	)	(26.57%	)
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%		27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%		30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%		31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%	)	(6.73%	)

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Balanced Initial Class
2022	291	$46.65	$44.48	$13,540	0.80%	1.00%	1.26%	(18.60%	)	(18.76%	)
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%		17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%		21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%		23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%	)	(5.18%	)
VIP - Balanced Investor Class
2022	8,703	$29.46	$39.55	$266,472	0.10%	1.40%	1.19%	(18.12%	)	(19.17%	)
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%		16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%		20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%		22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%	)	(5.63%	)
VIP - Dynamic Capital Appreciation Initial Class
2022	30	$51.98	$50.00	$1,578	0.80%	1.00%	0.30%	(21.50%	)	(21.66%	)
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%		23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%		32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%		28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%	)	(5.84%	)
VIP - Dynamic Capital Appreciation Investor Class
2022	236	$44.32	$69.64	$10,846	0.10%	0.25%	0.23%	(20.97%	)	(21.08%	)
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%		24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%		33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%		29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%	)	(5.24%	)
VIP - Growth & Income Initial Class
2022	273	$59.05	$56.30	$16,062	0.80%	1.00%	1.59%	(5.71%	)	(5.90%	)
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%		24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%		6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%		28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%	)	(9.90%	)
VIP - Growth & Income Investor Class
2022	834	$41.78	$56.71	$34,095	0.10%	0.25%	1.69%	(5.10%	)	(5.24%	)
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%		25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%		7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%		29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%	)	(9.28%	)
VIP - Growth Opportunities Initial Class
2022	233	$59.42	$56.66	$13,789	0.80%	1.00%	—	(38.64%	)	(38.77%	)
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	—	11.05%		10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%		66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%		39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%		11.33%
VIP - Growth Opportunities Investor Class
2022	933	$59.56	$97.71	$53,464	0.10%	0.25%	—	(38.27%	)	(38.36%	)
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%		11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%		68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%		40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%		12.12%
VIP - Mid Cap Initial Class
2022	386	$63.47	$60.64	$24,373	0.80%	1.00%	0.50%	(15.43%	)	(15.59%	)
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%		24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%		17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%		22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%	)	(15.40%	)
VIP - Mid Cap Investor Class
2022	1,624	$30.15	$53.16	$54,232	0.10%	0.25%	0.46%	(14.92%	)	(15.04%	)
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%		25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%		17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%		23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%	)	(14.81%	)

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Value Strategies Initial Class
2022	114	$42.14	$40.54	$4,791	0.80%	1.00%	1.02%	(7.77%	)	(7.95%	)
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%		32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%		7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%		33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%	)	(18.15%	)
VIP - Value Strategies Investor Class
2022	501	$36.45	$74.63	$18,509	0.10%	0.25%	0.98%	(7.19%	)	(7.33%	)
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%		33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%		7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%		33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%	)	(17.58%	)
VIP - Utilities Initial Class
2022	176	$41.51	$39.75	$7,297	0.80%	1.00%	2.18%	4.59%		4.37%
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%		16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%	)	(1.18%	)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%		21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%		7.72%
VIP - Utilities Investor Class
2022	445	$36.63	$45.18	$17,683	0.10%	0.25%	1.50%	5.29%		5.12%
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%		17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%	)	(0.51%	)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%		22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%		8.39%
VIP - Technology Initial Class
2022	270	$69.59	$66.65	$18,819	0.80%	1.00%	0.00%	(36.37%	)	(36.50%	)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	—	27.14%		26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%		63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%		49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%	)	(8.55%	)
VIP - Technology Investor Class
2022	1,166	$62.45	$143.38	$80,511	0.10%	0.25%	0.00%	(35.94%	)	(36.03%	)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	—	27.94%		27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%		64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%		50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%	)	(7.91%	)
VIP - Energy Initial Class
2022	204	$36.43	$34.89	$7,369	0.80%	1.00%	2.50%	61.87%		61.56%
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%		53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%	)	(33.44%	)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%		8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%	)	(25.34%	)
VIP - Energy Investor Class
2022	1,342	$20.48	$30.15	$29,036	0.10%	0.25%	2.47%	62.96%		62.72%
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%		54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%	)	(32.97%	)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%		9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%	)	(24.84%	)
VIP - Health Care Initial Class
2022	184	$69.47	$66.53	$12,733	0.80%	1.00%	0.00%	(13.10%	)	(13.28%	)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%		10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%		20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%		27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%		6.77%
VIP - Health Care Investor Class
2022	998	$62.36	$90.40	$63,661	0.10%	0.25%	0.00%	(12.58%	)	(12.71%	)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%		11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%		21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%		27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%		7.45%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Financial Services Initial Class
2022	45	$23.04	$22.07	$1,036	0.80%	1.00%	1.29%	(9.07%	)	(9.24%	)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%		31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%	)	(0.25%	)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%		32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%	)	(16.58%	)
VIP - Financial Services Investor Class
2022	632	$32.89	$51.03	$16,983	0.10%	0.25%	1.87%	(8.46%	)	(8.60%	)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%		32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%		0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%		33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%	)	(16.03%	)
VIP - Industrials Initial Class
2022	30	$59.83	$57.30	$1,808	0.80%	1.00%	0.17%	(11.02%	)	(11.20%	)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	0.00%	16.15%		15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%		11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%		26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%	)	(15.97%	)
VIP - Industrials Investor Class
2022	398	$35.48	$61.76	$15,219	0.10%	0.25%	0.12%	(10.50%	)	(10.64%	)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%		16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%		11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%		27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%	)	(15.40%	)
VIP - Consumer Discretionary Initial Class
2022	33	$40.12	$38.43	$1,325	0.80%	1.00%	0.00%	(35.16%	)	(35.28%	)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%		18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%		34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%		25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%	)	(2.08%	)
VIP - Consumer Discretionary Investor Class
2022	404	$39.42	$70.90	$16,022	0.10%	0.25%	0.00%	(34.77%	)	(34.86%	)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%		19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%		35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%		26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%	)	(1.41%	)
VIP - Real Estate Initial Class
2022	69	$37.35	$35.92	$2,564	0.80%	1.00%	1.32%	(28.09%	)	(28.25%	)
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%		37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%	)	(7.49%	)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%		21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%	)	(7.17%	)
VIP - Real Estate Investor Class
2022	646	$22.42	$53.92	$15,277	0.10%	0.25%	1.20%	(27.65%	)	(27.76%	)
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%		38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%	)	(6.85%	)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%		22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%	)	(6.57%	)
VIP - Strategic Income Initial Class
2022	189	$20.89	$20.12	$3,919	0.80%	1.00%	3.41%	(11.98%	)	(12.15%	)
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%		2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%		6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%		9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%	)	(3.55%	)
VIP - Strategic Income Investor Class
2022	3,103	$14.88	$21.38	$53,511	0.10%	0.25%	3.54%	(11.40%	)	(11.56%	)
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%		3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%		7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%		10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%	)	(2.86%	)

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - International Capital Appreciation Initial Class
2022	76	$23.59	$22.78	$1,787	0.80%	1.00%	0.26%	(27.00%	)	(27.12%	)
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	0.00%	11.44%		11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%		21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%		32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%	)	(13.63%	)
VIP - International Capital Appreciation Investor Class
2022	1,077	$25.77	$48.67	$27,633	0.10%	0.25%	0.18%	(26.51%	)	(26.63%	)
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%		11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%		21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%		32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%	)	(13.02%	)
VIP - Value Initial Class
2022	83	$33.05	$31.91	$2,724	0.80%	1.00%	1.29%	(4.89%	)	-5.06%
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%		28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%		5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%		30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%	)	(14.71%	)
VIP - Value Investor Class
2022	741	$38.60	$66.83	$27,883	0.10%	0.25%	1.28%	(4.22%	)	(4.37%	)
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%		29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%		5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%		31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%	)	(14.09%	)
VIP - Freedom Income Initial Class
2022	52	$16.56	16.56	$862	0.80%	0.80%	2.29%	(12.76%	)	(12.76%	)
2021	55	$18.98	18.98	$1,052	0.80%	0.80%	1.07%	2.52%		2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%		9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%		11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%	)	(2.75%	)
VIP - Investor Freedom Income Investor Class
2022	183	$15.08	$18.35	$3,107	0.10%	0.25%	2.06%	(12.09%	)	(12.26%	)
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%		3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%		10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%		11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%	)	(2.28%	)
VIP - Freedom 2005 Initial Class
2022	41	$18.60	$18.60	$763	0.80%	0.80%	2.29%	(13.09%	)	(13.09%	)
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%		3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%		10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%		12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%	)	(3.74%	)
VIP - Investor Freedom 2005 Investor Class
2022	109	$17.36	$23.44	$2,127	0.10%	0.25%	2.09%	(12.49%	)	(12.61%	)
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%		3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%		10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%		13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%	)	(3.28%	)
VIP - Freedom 2010 Initial Class
2022	42	$20.79	$20.79	$866	0.80%	0.80%	2.16%	(14.23%	)	(14.23%	)
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%		5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%		11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%		15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%	)	(4.78%	)
VIP - Investor Freedom 2010 Investor Class
2022	219	$19.38	$26.65	$5,002	0.10%	0.25%	2.13%	(13.57%	)	(13.72%	)
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%		5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%		12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%		15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%	)	(4.30%	)

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom 2015 Initial Class
2022	46	$22.28	$22.28	$1,024	0.80%	0.80%	2.17%	(15.28%	)	(15.28%	)
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%		6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%		12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%		17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%	)	(5.83%	)
VIP - Investor Freedom 2015 Investor Class
2022	415	$20.56	$28.63	$9,371	0.10%	0.25%	2.09%	(14.76%	)	(14.87%	)
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%		7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%		13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%		17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%	)	(5.26%	)
VIP - Freedom 2020 Initial Class
2022	83	$23.26	$23.26	$1,929	0.80%	0.80%	2.18%	(16.36%	)	(16.36%	)
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%		8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%		14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%		19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%	)	(6.62%	)
VIP - Investor Freedom 2020 Investor Class
2022	639	$22.09	$31.97	$15,606	0.10%	0.25%	2.04%	(15.93%	)	(16.03%	)
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%		9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%		14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%		19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%	)	(6.18%	)
VIP - Freedom 2025 Initial Class
2022	69	$25.21	$25.21	$1,751	0.80%	0.80%	2.01%	(17.09%	)	(17.09%	)
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%		9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%		15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%		20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%	)	(7.27%	)
VIP - Investor Freedom 2025 Investor Class
2022	641	$24.05	$35.24	$17,046	0.10%	0.25%	2.00%	(16.55%	)	(16.66%	)
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%		10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%		15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%		21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%	)	(6.79%	)
VIP - Freedom 2030 Initial Class
2022	51	$26.27	$26.27	$1,334	0.80%	0.80%	2.00%	(17.53%	)	(17.53%	)
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%		11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%		15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%		23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%	)	(8.52%	)
VIP - Investor Freedom 2030 Investor Class
2022	768	$25.89	$38.60	$21,357	0.10%	0.25%	1.93%	(17.00%	)	(17.13%	)
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%		11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%		16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%		24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%	)	(8.11%	)
VIP - Freedom Lifetime Income I Initial Class
2022	62	$18.31	$18.31	$1,132	0.60%	0.60%	2.23%	(12.54%	)	(12.54%	)
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%		2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%		9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%		11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%	)	(3.16%	)
VIP - Freedom Lifetime Income II Initial Class
2022	41	$21.18	$21.18	$869	0.60%	0.60%	2.15%	(14.34%	)	(14.34%	)
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%		5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%		12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%		15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%	)	(4.53%	)

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom Lifetime Income III Initial Class
2022	88	$24.45	$24.45	$2,151	0.60%	0.60%	2.02%	(16.54%	)	(16.54%	)
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%		9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%		14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%		19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%	)	(6.25%	)
VIP - Disciplined Small Cap Initial Class
2022	43	$24.40	$23.59	$1,049	0.80%	1.00%	0.81%	(18.89%	)	(19.06%	)
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%		19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%		17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%		22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%	)	(13.96%	)
VIP - Disciplined Small Cap Investor Class
2022	739	$33.55	$48.97	$23,041	0.10%	0.25%	0.78%	(18.36%	)	(18.49%	)
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%		20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%		18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%		23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%	)	(13.31%	)
VIP - FundsManager 20% Investor Class
2022	3,812	$14.79	$14.74	$61,083	0.10%	1.00%	2.24%	(9.68%	)	(10.49%	)
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%		2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%		7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%		9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%	)	(2.66%	)
VIP - FundsManager 50% Investor Class
2022	6,677	$20.55	$18.89	$141,775	0.10%	1.00%	1.97%	(14.01%	)	(14.78%	)
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%		8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%		12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%		16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%	)	(6.16%	)
VIP - FundsManager 60% Investor Class
2022	7,810	$22.87	$26.34	$167,041	0.10%	1.40%	1.76%	(15.14%	)	(16.25%	)
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%		10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%		13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%		18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%	)	(7.76%	)
VIP - FundsManager 70% Investor Class
2022	5,206	$25.10	$21.23	$128,432	0.10%	1.00%	1.64%	(15.75%	)	(16.51%	)
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%		13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%		14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%		21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%	)	(8.42%	)
VIP - FundsManager 85% Investor Class
2022	2,109	$28.56	$22.77	$57,893	0.10%	1.00%	1.12%	(17.15%	)	(17.90%	)
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%		16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%		16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%		24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%	)	(9.81%	)
VIP - Consumer Staples Initial Class
2022	36	$34.68	$33.60	$1,256	0.80%	1.00%	1.85%	(1.41%	)	(1.61%	)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%		13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%		10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%		30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%	)	(16.68%	)
VIP - Consumer Staples Investor Class
2022	560	$35.36	$46.74	$20,389	0.10%	0.25%	1.71%	(0.78%	)	(0.94%	)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%		13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%		11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%		31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%	)	(16.13%	)

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Materials Initial Class
2022	56	$27.01	$26.17	$1,495	0.80%	1.00%	1.14%	(10.50%	)	(10.69%	)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%		32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%		20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%		12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%	)	(24.22%	)
VIP - Materials Investor Class
2022	264	$27.30	$58.94	$7,725	0.10%	0.25%	1.08%	(10.00%	)	(10.13%	)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%		33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%		21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%		12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%	)	(23.84%	)
VIP - Communication Services Initial Class (5)
2022	56	$18.59	$18.01	$1,049	0.80%	1.00%	0.00%	(38.63%	)	(38.76%	)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%		14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%		34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%		31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%	)	(6.31%	)
VIP - Communication Services Investor Class (5)
2022	255	$25.96	$48.58	$6,062	0.10%	0.25%	0.00%	(38.24%	)	(38.32%	)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%		15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%		35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%		32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%	)	(5.63%	)
VIP - Emerging Markets Initial Class
2022	47	$11.63	$11.29	$547	0.80%	1.00%	1.81%	(20.77%	)	(20.94%	)
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%	)	(3.22%	)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%		29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%		28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%	)	(18.82%	)
VIP - Emerging Markets Investor Class
2022	818	$16.15	$33.28	$12,545	0.10%	0.25%	1.69%	(20.27%	)	(20.39%	)
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%	)	(2.52%	)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%		30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%		29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)		(18.23%)
VIP - Floating Rate High Income Initial Class
2022	198	$12.28	$12.07	$2,443	0.80%	1.00%	5.06%	(1.34%	)	(1.52%	)
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%		4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%		1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%		7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%	)	(1.17%	)
VIP - Floating Rate High Income Investor Class
2022	1,973	$13.01	$12.84	$25,553	0.10%	0.25%	4.19%	(0.68%	)	(0.85%	)
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%		4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%		2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%		8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%	)	(0.45%	)
VIP - Bond Index Initial Class (6)
2022	2,506	$10.07	$9.66	$25,136	0.10%	1.00%	1.80%	(13.30%	)	(14.10%	)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%	)	(2.93%	)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%		6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%		7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%		1.43%
VIP - Total Market Index Initial Class (6)
2022	2,338	$14.33	$13.75	$33,370	0.10%	1.00%	1.45%	(19.30%	)	(20.02%	)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%		24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%		19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%		29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%	)	(10.33%	)

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Extended Market Index Initial Class (6)
2022	646	$12.23	$11.74	$7,867	0.10%	1.00%	1.57%	(18.23%	)	(18.93%	)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%		20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%		15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%		24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%	)	(15.93%	)
VIP - International Index Initial Class (6)
2022	1,489	$10.48	$10.05	$15,552	0.10%	1.00%	2.44%	(16.08%	)	(16.88%	)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%		6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%		9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%		20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%	)	(14.00%	)
VIF - Emerging Markets Equity Class I
2022	363	$11.74	$26.11	$5,415	0.10%	1.00%	0.43%	(25.13%	)	(25.84%	)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%		1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%		13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%		18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%	)	(18.30%	)
VIF - Emerging Markets Debt Class I
2022	506	$12.41	$29.19	$7,662	0.10%	1.00%	7.55%	(18.84%	)	-19.56%
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%	)	(3.00%	)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%		4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%		13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%	)	(7.88%	)
VIF - Global Strategist - Class II
2022	193	$18.27	$18.66	$3,478	0.10%	1.00%	0.00%	(17.03%	)	(17.75%	)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%		7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%		9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%		16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%	)	(7.44%	)
Invesco - V.I. Global Core Equity Series I
2022	249	$19.66	$22.09	$4,719	0.10%	1.00%	0.35%	(21.94%	)	(22.65%	)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%		14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%		12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%		23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%	)	(16.17%	)
Allspring - VT Discovery Class 2 (7)
2022	48	$56.87	$54.22	$2,747	0.80%	1.00%	0.00%	(38.35%	)	(38.47%	)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%	)	(5.99%	)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%		61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%		37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%	)	(8.00%	)
Allspring - VT Opportunity Class 2 (7)
2022	17	$65.86	$62.79	$1,155	0.80%	1.00%	0.00%	(21.44%	)	(21.60%	)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%		23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%		19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%		30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%	)	(8.08%	)
Lazard - Retirement Emerging Markets Portfolio - Investor
2022	394	$11.52	$13.71	$5,222	0.10%	1.00%	3.47%	(15.04%	)	(15.84%	)
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%		4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%	)	(2.03%	)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%		17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%	)	(19.14%	)
PVIT - Commodity Real Return Strategy Portfolio - Administrative
2022	813	$8.64	$7.84	$6,959	0.10%	1.00%	24.65%	8.52%		7.76%
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%		32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%		0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%		10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%	)	(14.82%	)

76	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
PVIT - Low Duration Portfolio - Administrative
2022	2,859	$11.11	$10.45	$32,188	0.10%	1.00%	1.66%	(5.85%	)	(6.65%	)
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%	)	(1.92%	)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%		1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%		2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%		(0.67%	)
PVIT - Real Return Portfolio - Administrative
2022	1,354	$13.14	$12.95	$18,439	0.10%	1.00%	7.06%	(12.00%	)	(12.78%	)
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%		4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%		10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%		7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%	)	(3.19%	)
PVIT - Total Return Portfolio - Administrative
2022	2,758	$12.28	$11.94	$35,046	0.10%	1.00%	2.59%	(14.39%	)	(15.14%	)
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%	)	(2.25%	)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%		7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%		7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%	)	(1.53%	)
Blackrock - Global Allocation V.I. Fund - Class I
2022	1,835	$16.27	$14.76	$29,565	0.10%	1.00%	0.00%	(16.05%	)	(16.81%	)
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%		5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%		19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%		16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%	)	(8.45%	)
FTVIP - Templeton Global Bond Fund - Class 2
2022	545	$9.88	$8.96	$5,343	0.10%	1.00%	0.00%	(5.04%	)	(5.90%	)
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%	)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%	)	(6.04%	)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%		1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%		1.12%
FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
2022	563	$10.12	$9.38	$5,617	0.10%	0.80%	2.39%	(9.84%	)	(10.49%	)
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%	)	(2.61%	)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%		3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%		4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%		(0.47%	)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

Old Name	New Name
VIP - Telecommunications	VIP - Communication Services
VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index	VIP - Extended Market Index
VIP - Total Market Index	VIP - International Index

77	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(7)	During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

78	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I	Fidelity VIP Freedom Lifetime Income II

79	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP Freedom Lifetime Income III	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP Bond Index - Initial Class (1)	Fidelity VIP Total Market Index - Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)

Fidelity VIP International Index - Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)

PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

80	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors and Management of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,

	2022	2021

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $217,986 in 2022 and $216,700 in 2021)	$197,654	$222,021
Policy loans	47	45

Total Investments	197,701	222,066

Cash and cash equivalents	13,006	17,598
Accrued investment income	1,711	1,556
Deferred policy acquisition costs	66,292	67,787
Reinsurance deposit and receivables	24,691	26,084
Income taxes receivable	62	715
Other assets	2,142	2,519
Separate account assets	3,189,076	3,961,316

Total Assets	3,494,681	4,299,641

LIABILITIES
Future contract and policy benefits	43,642	48,614
Contract holder deposit funds	93,140	97,416
Other liabilities and accrued expenses	5,430	3,420
Deferred tax liability, net	3,429	8,140
Payable to parent and affiliates, net	618	938
Separate account liabilities	3,189,076	3,961,316

Total Liabilities	3,335,335	4,119,844

Commitments and Contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive (loss) income	(13,861)	3,081
Retained earnings	157,707	161,216

Total Stockholder’s Equity	159,346	179,797

Total Liabilities and Stockholder’s Equity	$3,494,681	$4,299,641

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2022	2021	2020
REVENUES
Fees charged to contract holders	$11,224	$12,713	$10,694
Fund administration fees (1)	8,849	9,667	7,857
Net investment income	5,451	4,875	5,421
Interest on reinsurance deposit	1,125	1,136	1,137
Premiums, net	468	504	258
Net realized investment (losses) / gains:
Net realized investment (losses) / gains on sales	(2,101)	1,629	2,815

Total Revenues	25,016	30,524	28,182

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	12,281	2,513	4,311
Contract and policy benefits and expenses	4,225	5,279	5,857

Total Benefits and Expenses	16,506	7,792	10,168

Income before income taxes	8,510	22,732	18,014

Income tax expense	1,219	3,175	2,973

Net Income	7,291	19,557	15,041

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(23,546)	(6,192)	9,412
Reclassification adjustment for net realized (gains) losses included in net income	2,101	(1,629)	(2,815)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	4,503	1,643	(1,385)

Other comprehensive (loss) income, net of tax	(16,942)	(6,178)	5,212

Comprehensive (Loss) Income	$(9,651)	$13,379	$20,253

(1)	Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2022, 2021, and 2020

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:

Net Income (loss)	—	—	—	15,041	15,041
Other comprehensive (loss) income	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

Comprehensive income:
Net Income (loss)	—	—	—	19,557	19,557
Other comprehensive (loss) income	—	—	(6,178)	—	(6,178)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

Comprehensive income:
Net Income (loss)	—	—	—	7,291	7,291
Other comprehensive (loss) income	—	—	(16,942)	—	(16,942)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2022	$2,000	$13,500	$(13,861)	$157,707	$159,346

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2022	2021	2020
Cash flows provided by (used for) operating activities:
Net income	$7,291	$19,557	$15,041
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	307	341	269
Net realized investment losses \ (gains) on sales	2,101	(1,629)	(2,815)
Provision (benefit) for deferred taxes	(208)	950	310
Change in assets and liabilities:
Accrued investment income (loss)	(155)	156	122
Deferred policy acquisition costs, net of amortization	4,932	(6,271)	(2,542)
Future contract and policy benefits, net	4,094	5,420	4,792
Reinsurance deposit and receivables	1,393	2,214	1,581
Payable to (receivable from) parent and affiliates, net	(321)	744	(702)
Income taxes receivable/(payable)	653	516	182
Other assets and other liabilities, net	2,392	(502)	(223)

Net cash provided by operating activities	22,479	21,496	16,015

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(73,108)	(71,069)	(87,062)
Proceeds from sales of debt securities	45,322	44,080	72,857
Proceeds from maturities and calls of debt securities	24,090	25,450	15,294
Investment trades payable/ receivable, net	—	(824)	(96)
Change in policy loans	(2)	(3)	—

Net cash (used for) provided by investing activities	(3,698)	(2,366)	993

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	100,085	159,054	113,525
Net transfers (to) from separate accounts	87,305	(6,553)	63,465
Withdrawals from variable annuity contracts	(195,765)	(155,957)	(179,933)
Withdrawals from fixed annuity contracts	(4,198)	(4,477)	(4,622)
Dividend paid to parent	(10,800)	(10,800)	—

Net cash used for financing activities	(23,373)	(18,733)	(7,565)

Net increase (decrease) in cash and cash equivalents	(4,592)	397	9,443

Cash and cash equivalents:
Beginning of year	17,598	17,201	7,758

End of year	$13,006	$17,598	$17,201

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.     ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $12,618 and $17,586 at December 31, 2022, and 2021, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,595 and $1,468 at December 31, 2022, and 2021, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.The Company is subject to concentration of risk with respect to this reinsurance agreement.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Statements of Comprehensive Income.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2022, 2021, or 2020.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits (GMDB) (continued)

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021
Beginning Balance	$8	$99
Change in benefit ratio estimate	1	48
Interest on reserve	1	10
Claims paid	—	(179)
Accrual of benefit ratio	13	30

Ending Balance	$23	$8

The reinsurance recoverables associated with the GMDB were $22 and $5 at December 31, 2022 and 2021, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.8% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The lapse rate for anticipated internal replacements is 1.1%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2022 and 2021. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2022	2021

Net deposits paid
Account value	$475,921	$630,415
Net amount at risk	$4,435	$4,722
Average attained age of contract holders	71	70

Ratchet (highest historical account value at specified anniversary dates)

Account value	$25,464	$33,146
Net amount at risk	$4,168	$738
Average attained age of contract holders	74	74

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021
Beginning Balance	$809	$471
Change in benefit ratio estimate	1	260
Interest on reserve	42	38
Accrual of benefit ratio	33	40

Ending Balance	$885	$809

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $858 and $781 at December 31, 2022, and 2021, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 16 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with projection scale G2.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB) (continued)

•	The lapse rate assumption is 5.0%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2022, and 2021:

	Years Ended December 31,
	2022	2021
Account value	$107,117	$147,244
GWB value	$132,792	$141,917
Average attained age of contract holders	80	79

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020
Debt securities	$5,951	$5,913	$6,396
Cash and cash equivalents	216	2	41
Other	3	3	2

Total investment income	6,170	5,918	6,439
Less: investment expenses	719	1,043	1,018

Net investment income	$5,451	$4,875	$5,421

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2022	2021	2020
Debt securities:
Gross realized gains	$240	$1,918	$3,765
Gross realized losses	(2,341)	(289)	(950)

Total realized investment gains (losses)	$(2,101)	$1,629	$2,815

There were no realized investment losses as a result of impairments in 2022, 2021 or 2020. There were no debt securities that were non-income producing for 2022, 2021 or 2020, respectively. There was no interest foregone by non-income producing securities for 2022, 2021, and 2020, respectively.

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2022	2021
Debt securities	$(20,332)	$5,321
DAC, Premium deficiency reserves	2,787	(1,421)
Deferred income tax (expense) benefit	3,684	(819)

	$(13,861)	$3,081

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2022 were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$23,412	$(1,589)	9	$10,759	$(889)	5	$34,171	$(2,478)	14
States and political subdivisions	1,060	(158)	4	216	(84)	1	1,276	(242)	5
Corporate and other debt securities	94,282	(6,183)	334	62,638	(11,481)	224	156,920	(17,664)	558
Mortgage and asset-backed securities	263	(15)	1	52	(7)	2	315	(22)	3

Total	$119,017	$(7,945)	348	$73,665	$(12,461)	232	$192,682	$(20,406)	580

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	264	(7)	2	139	(30)	2	403	(37)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$264	$(7)	2	$139	$(30)	2	$403	$(37)	4

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2022. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 89% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value of 91% of amortized cost as of December 31, 2022.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2021, were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$10,719	$(85)	5	$4,436	$(212)	2	$15,155	$(297)	7
Corporate and other debt securities	50,518	(901)	139	6,010	(287)	16	56,528	(1,188)	155
Mortgage and asset-backed securities	135	—	2	10	—	1	145	—	3

Total	$61,372	$(986)	146	$10,456	$(499)	19	$71,828	$(1,485)	165

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	5	—	1	—	—	—	5	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$5	$—	1	$—	$—	—	$5	$—	1

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2021.

The allowance for credit losses was zero and there were no additions, write-offs, and recoveries during 2022 or 2021. The allowance for credit losses was zero as of December 31, 2022 and 2021, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,762	$11	$(2,478)	$—	$35,295
States and political subdivisions	1,518	—	(242)	—	1,276
Corporate and other debt securities	178,369	100	(17,701)	—	160,768
Mortgage and asset-backed securities	337	—	(22)	—	315

Total debt securities	$217,986	$111	$(20,443)	$—	$197,654

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$27,625	$306	$(297)	$—	$27,634
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	187,055	6,388	(1,188)	—	192,255
Mortgage and asset-backed securities	685	7	—	—	692

Total debt securities	$216,700	$6,806	$(1,485)	$—	$222,021

During 2022 and 2021, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $45,322, $44,080 and $72,857 in 2022, 2021 and 2020, respectively.

The amortized cost and fair value of debt securities at December 31, 2022, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2022
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$18,629	$18,270
Due after 1 year through 5 years	100,547	93,586
Due after 5 years through 10 years	81,128	70,966
Due after 10 years	17,345	14,517
Mortgage and asset-backed securities	337	315

	$217,986	$197,654

At December 31, 2022, and 2021, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $386 respectively. At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $411 respectively.

5.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$35,295	$—	$—	$35,295
States and political subdivisions	—	1,276	—	1,276
Corporate and other debt securities	—	160,768	—	160,768
Mortgage and asset-backed securities	—	315	—	315

Total available-for-sale debt securities	35,295	162,359	—	197,654
Cash equivalents	12,618	—	—	12,618

Subtotal excluding separate account assets	47,913	162,359	—	210,272
Separate account assets	3,189,076	—	—	3,189,076

Total	$3,236,989	$162,359	$—	$3,399,348

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,634	$—	$—	$27,634
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	192,255	—	192,255
Mortgage and asset-backed securities	—	692	—	692

Total available-for-sale debt securities	27,634	194,387	—	222,021
Cash equivalents	17,586	—	—	17,586

Subtotal excluding separate account assets	45,220	194,387	—	239,607
Separate account assets	3,961,316	—	—	3,961,316

Total	$4,006,536	$194,387	$—	$4,200,923

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no Level 3 assets held by the Company during 2022 or 2021. There were no transfers into or out of Level 3 during 2022 or 2021.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2022		December 31, 2021
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$47	$47	$45	$45
Reinsurance deposit and receivables	24,691	24,144	26,084	27,685

	$24,738	$24,191	$26,129	$27,730

Financial Liabilities:
Contract holder deposit funds	$93,140	$91,271	$97,416	$100,923

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2022	2021	2020
Current:
Federal	$1,405	$2,221	$2,640
State	21	4	23

	1,426	2,225	2,663

Deferred:
Federal	(207)	950	310

Income tax expense	$1,219	$3,175	$2,973

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,
	2022	2021
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(10,879)	$(11,133)
Contract holder reserves	2,890	3,763
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”) Transition Adjustment	192	257
Unrealized gains on available-for-sale securities	4,270	(1,117)
Deferred revenue	81	83
Other, net	17	7

Net deferred tax liability before valuation allowance	(3,429)	(8,140)

Valuation allowance	—	—

Net deferred tax liability after valuation allowance	$(3,429)	$(8,140)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2022	2021	2020

Tax provision at U.S. Federal statutory rate	$1,787	$4,774	$3,783
Dividends received deduction	(985)	(1,913)	(1,555)
(Decrease) increase in valuation allowance	—	—	—
Provision to return adjustment	396	308	707
Other, net	21	6	38

Income tax expense (benefit)	$1,219	$3,175	$2,973

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES (CONTINUED):

The Company paid FILI net federal and state income taxes of $774, $2,481, and $2,606 in 2022, 2021, and 2020 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s financial statements.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT.

The Company has not determined as of the reporting date if it will be liable for CAMT in 2023.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The 2022 financial statements do not include an estimate of the impact of the CAMT because a reasonable estimate cannot be made.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2019. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $10,800, $10,800 and $0 to FILI during 2022, 2021 and 2020, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)

	2022	2021	2020

Statutory net income	$13,186	$10,701	$10,778
Statutory surplus	$112,281	$110,394	$110,443

8.     AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $8,185 $8,895 and $7,135 in 2022, 2021 and 2020, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,008, $4,768, and $3,394 to FIA in 2022, 2021 and 2020, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,649, $3,367, and $3,269 with FILI and $224, $315 and $290 with FMR LLC and its subsidiaries in 2022, 2021 and 2020 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with Fidelity Institutional Asset Management LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $351, $669, and $652 in 2022, 2021 and 2020, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $211, $185, and $204 in 2022, 2021 and 2020, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.    All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $457, $464, and $459 in 2022, 2021 and 2020, respectively.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2022	2021	2020
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,008	$4,768	$3,394
Compensation and benefits	2,346	1,961	1,866
Capitalization of deferred policy acquisition costs	(3,011)	(4,770)	(3,411)
Amortization (accretion) of deferred policy acquisition costs	7,943	(1,501)	869
Rent expense	114	218	181
Taxes, licenses and fees	208	142	(178)
General insurance expenses	1,673	1,695	1,590

Total underwriting, acquisition and insurance expenses	$12,281	$2,513	$4,311

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company (increased) decreased amortization by ($2,914), $6,312, and $3,383 in 2022, 2021 and 2020, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.     REINSURANCE (CONTINUED):

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2022	2021
Reinsurance deposits and receivables:
Principal Life Insurance Company	$21,644	$22,906

Contract holder deposit funds and future contract and policy benefits	$21,644	$22,906

Interest on reinsurance deposit	$1,126	$1,140

Contract and policy benefits and expenses	$1,026	$1,025

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2022.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2022	2021	2020

Direct life premiums	$801	$863	$892
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(333)	(359)	(634)

Net premiums	$468	$504	$258

Direct contract and policy benefits	$4,038	$4,993	$5,792
Reinsurance ceded benefits incurred	(923)	(1,081)	(1,102)
Reinsurance costs	1,110	1,367	1,167

Net contract and policy benefits	$4,225	$5,279	$5,857

11.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.     SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 28, 2023 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

26

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Board of Directors Resolution of Empire Fidelity Investments Life Insurance Company. Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(d)	Contracts

(1)	Variable Annuity Policy. Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(e)	Applications

(1)	Application for Deferred Variable Annuity. Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Certification of Incorporation and By-laws. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Charter of Empire Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(3)

Amended Bylaws of Empire Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on August 29, 1997.

(2)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(3)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(4)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc. Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on June 18, 2010.

(5)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Investments Variable Account A, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses

(1)

Form of Initial Summary Prospectus incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(2)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. no. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(3)

Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(4)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(5)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(6)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(7)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(8)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(9)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2020.

(10)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 30, 2021.

(11)

Power of Attorney for Gerald W. Patterson incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(12)	Power of Attorney for Joanna Rotenberg filed herein as Exhibit (p)(12)

(13)	Power of Attorney for Richard G. Compson, Jr. filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Kathryn A. Dunn filed herein as Exhibit (p)(14)

(15)	Power of Attorney for Robert W. Litle filed herein as Exhibit (p)(15)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Officers with Depositor
Gerald W. Patterson	Director and President
Richard G. Compson, Jr.	Director
Kathryn A. Dunn	Director
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Malcolm MacKay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Joanna Rotenberg	Director
Roger T. Servison	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Joseph L. Cook-Shugart	Illustration Actuary
David M. Golino	Head of Strategy, Business Development & Finance & Chief Financial Officer
Dwight Clarke	Director, Human Resources
Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer, & Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interest of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed exclusive of any other rights to which any person indemnified may be entitled under any lawful agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

The Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Officers with Depositor
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Treasurer
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Marc Squires	Director
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$774,318	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2022, 2021, and 2020 were $3,648,958, $3,367,084, and $3,268,846 respectively.

Item 34. Fee Representation

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 28th day of April, 2023.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 28th day of April 2023.

Signature	Title

/s/ *		)
Gerald W. Patterson	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Richard G. Compson, Jr.	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
Kathryn A. Dunn	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
William J. Johnson, Jr.	Director	)
)
/s/ *		)
Robert W. Litle	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Joanna Rotenberg	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
David J. Vargo	Director	)
)